     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 26, 2002
                                                               File No. 811-8572
                                                               File No. 33-80514
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933       / /
                        POST-EFFECTIVE AMENDMENT NO. 17
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940   / /
                                AMENDMENT NO. 18


                               BISHOP STREET FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                          C/O THE CT CORPORATION SYSTEM
                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 1-888-462-5386

                                 KEVIN P. ROBINS
                           C/O SEI INVESTMENTS COMPANY
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

    It is proposed that this filing become effective (check appropriate box)


                / / immediately upon filing pursuant to paragraph (b) /X/ on April 30, 2002 pursuant to paragraph (b)
                / / 60 days after filing pursuant to paragraph (a)
                / / 75 days after filing pursuant to paragraph (a)
                / / on [date] pursuant to paragraph (a) of Rule 485

BISHOP
 STREET
 FUNDS


PROSPECTUS

APRIL 30, 2002


MONEY MARKET FUND

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                           [BISHOP STREET FUNDS LOGO]


                                  Your Avenue
                              To Sound Investment

ABOUT THIS PROSPECTUS

Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about Institutional Class Shares of the Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. If you would like more detailed information about the Fund, please see:

                                                                       Page
Principal Investment Strategies and Risks,
Performance Information and Expenses ...................                 2
More Information About Risk ............................                 5
More Information About Fund Investments ................                 5
Investment Adviser and Sub-Adviser .....................                 6
Purchasing, Selling and Exchanging Fund Shares .........                 6
Dividends and Distributions ............................                 9
Taxes ..................................................                 9
The Board of Trustees ..................................                10
Financial Highlights ...................................                11
How to Obtain More Information
About Bishop Street Funds ..............................        Back Cover


                                               WWW.BISHOPSTREETFUNDS.COM       1

BISHOP STREET MONEY MARKET FUND

- - -   FUND  SUMMARY

INVESTMENT GOAL

Preserving principal and maintaining liquidity while providing current income

INVESTMENT FOCUS

Short-term money market instruments

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in high quality, U.S. dollar
denominated short-term securities

INVESTOR PROFILE

Conservative investors seeking current income through a low risk liquid investment

--------------------------------------------------------------------------------
- - -    SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund's goals.
--------------------------------------------------------------------------------

- - -    INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government, and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

- - - PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on short-term obligations, is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.


- - -    PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year.

                                  [BAR CHART]


1996            5.12%
1997            5.29%
1998            5.26%
1999            4.88%
2000            6.13%
2001            3.86%


             BEST QUARTER                              WORST QUARTER
                1.57%                                     0.51%
              (9/30/00)                                 (12/31/01)


This table compares the Fund's average annual total returns for the periods ended December 31, 2001 to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.


                                                                                       SINCE
                                           1 YEAR                  5 YEARS           INCEPTION*
                                           ------                  -------           ----------
Money Market Fund                           3.86%                   5.08%              5.16%
iMoneyNet, Inc.
First Tier Institutions-
Only Average                                3.89%                   5.14%              5.24%


* The Fund's inception date is January 30, 1995. Index returns provided from January 31, 1995.

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.


                                               WWW.BISHOPSTREETFUNDS.COM       3

- - -   FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Fund shares.

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                  None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                 None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                                  None

Redemption Fee (as a percentage of
amount redeemed, if applicable)                                      None

Exchange Fee                                                         None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                                                        0.30%
Other Expenses                                                                         0.52%
                                                                                       ----
Total Annual Fund Operating Expenses                                                   0.82%*

* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Institutional Class Shares are as follows:

Money Market Fund                                                                      0.50%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR     3 YEARS      5 YEARS     10 YEARS
 $84        $262         $455        $1,014

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

- - -    MANAGEMENT RISK

The risk that a strategy used by the Fund's management may fail to produce the intended result.

- - -    FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

        -  CALL RISK

            During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

     -   CREDIT RISK

            The possibility that an issuer will be unable to make timely payments of either principal or interest. Since the Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

     -   EVENT RISK

            Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

     -   MUNICIPAL ISSUER RISK

            There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that it will achieve its investment goal.


                                               WWW.BISHOPSTREETFUNDS.COM       5

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

- - -    INVESTMENT ADVISER

The Investment Adviser (Adviser) oversees the Sub-Adviser to ensure compliance with the Money Market Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below). The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.


Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Fund. Before February 22, 2000, First Hawaiian Bank served as Adviser to the Fund. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of December 31, 2001, Bishop Street Capital Management had approximately $1.7 billion in assets under management. For the fiscal year ended December 31, 2001, the Fund paid advisory fees to the Adviser of 0.14% of the Fund's average net assets.


- - -    INVESTMENT SUB-ADVISER

Wellington Management Company, LLP serves as the Sub-Adviser and manages the Money Market Fund's assets on a day-to-day basis. The Sub-Adviser selects, buys, and sells securities for the Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2001, Wellington Management Company, LLP had over $311 billion in assets under management.

ADDITIONAL COMPENSATION


The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. The Adviser and its affiliates may also receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services. These services may include the following:


SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Servicing Plan that allows the Fund to pay shareholder servicing fees of up to 0.25% of the Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-    Mail;

-    Telephone;

-    Wire; or

-    Direct Deposit.

To purchase shares directly from us, complete and send in an account application. If you need an application or have any questions, please call 1-800-262-9565. Write your check, payable in U.S. dollars, to Bishop Street Funds and mail to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721. We cannot accept third-party checks, credit cards, credit card checks or cash.

Institutional Class Shares may be purchased by: (i) holders of fiduciary, advisory, agency, custodial and other similar accounts maintained with BancWest Corporation and its banking and non-banking subsidiaries; (ii) shareholders of the Bishop Street Funds with an existing Fund account prior to June 14, 1999;
(iii) registered investment advisers, regulated by a federal or state governmental authority, or financial planners who purchase shares for an account for which they are authorized to make investment decisions and who are compensated by their clients for their services; (iv) retirement and other benefit plans sponsored by governmental entities; and (v) financial institutions, which may purchase shares on their own account or as record owner on behalf of their fiduciary, agency or custodial accounts. If you do not satisfy one of the preceding criteria, then you may only purchase additional Institutional Class Shares of the Money Market Fund if you already owned Institutional Class Shares of the Money Market Fund prior to April 30, 2001.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations. This includes those requests from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order. A Fund is deemed to have received your order upon receipt of a completed account application and a check or money order. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and your check or money order.

The Money Market Fund calculates its NAV once each Business Day at 4:00 p.m., Eastern time. So, for you to be eligible to receive dividends from the Money Market Fund declared on the day you submit your purchase order, generally we must receive your order and federal funds (readily available funds) before 4:00 p.m., Eastern time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the Money Market Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will not grant same business day credit for purchase and redemption orders received after the Fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV for the Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment per fund ($500 for those investing in


                                               WWW.BISHOPSTREETFUNDS.COM       7
retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and must include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in the Money Market Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of the withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries, who have arranged to purchase shares through the AIP) because of redemptions, you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Institutional Class Shares for Institutional Class Shares of any other Bishop Street Fund on any Business Day by contacting us directly by mail or telephone at 1-800-262-9565. The Bishop Street Funds offers Institutional Class Shares of the Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund and Treasury Money Market Fund.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares its net investment income, if any, daily and distributes its net investment income monthly.

The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                               WWW.BISHOPSTREETFUNDS.COM       9

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:

NAME                                                     BUSINESS HISTORY

Martin Anderson                                          Partner, Goodsill Anderson
                                                         Quinn & Stifel since 1951

Charles E. Carlbom                                       Chairman, BPI, Inc. since
                                                         1999; President and CEO,
                                                         United Grocers, Inc. (1997-
                                                         1999); President and CEO,
                                                         Western Family Food, Inc.,
                                                         Western Family Holding Inc.
                                                         (1982-1997)

Philip H. Ching                                          Vice Chairman, First
                                                         Hawaiian Bank (1968-1996)

James L. Huffman                                         Dean and Professor, Lewis &
                                                         Clark Law School since 1973

Robert A. Nesher                                         Chairman, SEI Mutual Funds
                                                         since 1974; Director and
                                                         Executive Vice President
                                                         of the Fund's administrator
                                                         and distributor (1981-1994)

William S. Richardson                                    Trustee, Kamehameha
                                                         Schools Bishop Estate
                                                         (1982-1992); Chief Justice,
                                                         Supreme Court of Hawaii
                                                         (1966-1983)

Peter F. Sansevero                                       Regional Director of the
                                                         Northwestern Region and
                                                         First Vice President, Merrill
                                                         Lynch (1958-1997)

Manuel R. Sylvester                                      Managing Partner, Coopers &
                                                         Lybrand L.L.P. (1978-1992);
                                                         Executive Partner, Coopers &
                                                         Lybrand L.L.P. (1992)

Joyce S. Tsunoda                                         Senior Vice President,
                                                         University of Hawaii System
                                                         since 1989; Chancellor,
                                                         Community Colleges-
                                                         University of Hawaii
                                                         since 1983

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Fund's Institutional Class Shares. This information is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

For a share outstanding throughout the periods ended December 31,



                                  INVESTMENT ACTIVITIES                DISTRIBUTIONS FROM
                       --------------------------------------------    ------------------



                                                       NET REALIZED
                                                           AND
                       NET ASSET           NET         UNREALIZED                               NET ASSET            NET ASSETS,
                         VALUE,        INVESTMENT         GAIN            NET                    VALUE,                END OF
                       BEGINNING         INCOME        (LOSS) ON       INVESTMENT     CAPITAL    END OF    TOTAL       PERIOD
                       OF PERIOD         (LOSS)        INVESTMENTS      INCOME         GAINS     PERIOD    RETURN+     (000)
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
2001                    $1.00           $0.04         $  --            $ (0.04)        $ --     $ 1.00      3.86%      $309,935
2000                     1.00            0.06            --              (0.06)          --       1.00      6.13        305,678
1999                     1.00            0.05            --              (0.05)          --       1.00      4.88        284,291
1998                     1.00            0.05            --              (0.05)          --       1.00      5.26        268,318
1997                     1.00            0.05            --              (0.05)          --       1.00      5.29        246,671
----------------------------------------------------------------------------------------------------------------------------------

                                                                    RATIO OF
                                                                      NET
                                                                   INVESTMENT
                                     RATIO OF       RATIO OF       INCOME TO
                        RATIO OF     EXPENSES         NET           AVERAGE
                        EXPENSES    TO AVERAGE     INVESTMENT      NET ASSETS
                          TO        NET ASSETS     INCOME TO       EXCLUDING
                        AVERAGE      EXCLUDING      AVERAGE         FEE
                       NET ASSETS   FEE WAIVERS    NET ASSETS      WAIVERS
-----------------------------------------------------------------------------
MONEY MARKET FUND
-----------------------------------------------------------------------------
2001                      0.50%        0.82%          3.71%           3.39%
2000                      0.50         0.83           5.95            5.62
1999                      0.50         0.84           4.78            4.44
1998                      0.50         0.81           5.12            4.81
1997                      0.51         0.85           5.18            4.84
-----------------------------------------------------------------------------



+ Total return is for the period indicated and has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of funds shares.

Amounts designated as " -- " are either $0 or have been rounded to $0.


                                               WWW.BISHOPSTREETFUNDS.COM      11

INVESTMENT ADVISER                              DISTRIBUTOR
Bishop Street Capital Management                SEI Investments Distribution Co.
999 Bishop Street, 10th Floor                   One Freedom Valley Drive
Honolulu, Hawaii 96813                          Oaks, Pennsylvania 19456

SUB-ADVISER                                     LEGAL COUNSEL
Wellington Management                           Morgan, Lewis & Bockius LLP
Company, LLP
75 State Street
Boston, Massachusetts 02109


More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated April 30, 2002 includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain More Information:

By Telephone:                     Call 1-800-262-9565

By Mail:                          Write to the Fund
                                  Bishop Street Funds
                                  c/o SEI Investments Distribution Co.
                                  One Freedom Valley Drive
                                  Oaks, Pennsylvania 19456

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-08572.

Visit us online at www.bishopstreetfunds.com.


                                                                   BSF-PS-009-04

                                   CLASS A SHARES

                                   BISHOP STREET
                                       FUNDS

                                   PROSPECTUS
                                   APRIL 30, 2002

                                   EQUITY FUND
                                   HIGH GRADE INCOME FUND
                                   HAWAII MUNICIPAL BOND FUND
                                   MONEY MARKET FUND

                                   INVESTMENT ADVISER:
                                   BISHOP STREET CAPITAL MANAGEMENT


                                   THE SECURITIES AND EXCHANGE COMMISSION HAS
                                   NOT APPROVED OR DISAPPROVED THESE SECURITIES
                                   OR PASSED UPON THE ACCURACY OR ADEQUACY OF
                                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                                   CONTRARY IS A CRIMINAL OFFENSE.

                                          [BISHOP STREET FUNDS LOGO]
                                       YOUR AVENUE TO SOUND INVESTMENT

ABOUT THIS PROSPECTUS

The Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Bishop Street Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. In the next column, there is some general information you should know about risk and return that is common to each of the Funds.

If you would like more detailed information about the Funds, please see:

                                                                     Page
Equity Fund .....................................................      2
High Grade Income Fund ..........................................      4
Hawaii Municipal Bond Fund ......................................      6
Money Market Fund ...............................................      8
More Information About Risk .....................................     10
More Information About Fund Investments .........................     11
Investment Adviser, Sub-Adviser and
Investment Team .................................................     11
Purchasing, Selling and
Exchanging Fund Shares ..........................................     12
Distribution of Fund Shares .....................................     17
Dividends and Distributions .....................................     18
Taxes ...........................................................     18
The Board of Trustees ...........................................     19
Financial Highlights ............................................     20
How to Obtain More Information
About Bishop Street Funds .......................................    Back Cover

RISK/RETURN INFORMATION
COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market value of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.


                                                   WWW.BISHOPSTREETFUNDS.COM   1

BISHOP STREET EQUITY FUND

-   -   -   FUND SUMMARY

INVESTMENT GOAL
Long-term capital appreciation

INVESTMENT FOCUS
Common stocks and other equity securities

SHARE PRICE VOLATILITY
High

PRINCIPAL INVESTMENT STRATEGY
Investing in a diversified portfolio of
U.S. equity securities

INVESTOR PROFILE
Investors seeking long-term capital
appreciation, who are willing to accept
the risk of share price volatility

-   -   -    SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weightings. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

-   -   -    INVESTMENT STRATEGY

The Equity Fund primarily invests (at least 80% of its net assets) in common stocks and other equity securities that the Adviser believes have potential for capital appreciation. Such instruments include convertible securities. Generally, the Fund invests in securities of companies with market capitalizations in excess of $2 billion. The Fund seeks to be diversified across issuers and major economic sectors. In making a determination to buy, sell, or hold a security, the portfolio management team gives special consideration to the relationship of the security to the risk/reward measurement of the entire portfolio.

The Fund's investment approach, with its emphasis on common stocks and other equity securities, is expected to provide returns consistent with the performance of the U.S. stock market, as generally measured by broad U.S. stock market indices such as the S&P 500 Composite Index. The Adviser employs a core equity investment style with a growth bias.

-   -   -    PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

-   -   -    PERFORMANCE INFORMATION

The bar chart and the performance tables illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart and both performance tables reflect the performance of the Fund's Class A Shares, which were offered beginning June 14, 1999. The bar chart and performance table immediately following, however, also include the performance of the Fund's Institutional Class Shares for periods before June 14, 1999. Institutional Class Shares are not offered by this prospectus, but because they have the same portfolio of securities, the annual returns for the two classes would be substantially similar.


--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------

This bar chart shows changes in the performance of the Fund from year to year. The chart does not reflect Class A Shares' sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                  [BAR CHART]

1998          33.05%
1999          24.21%
2000         -16.49%
2001         -25.80%

BEST QUARTER          WORST QUARTER
   24.34%                -20.21%
 (12/31/98)             (9/30/01)

The tables below compare the Fund's average annual total returns for the periods ended December 31, 2001 to those of the S&P 500 Composite Index and the Consumer Price Index. The first table reflects the performance without taking into account the impact of taxes, and includes the performance of the Fund's Institutional Class Shares before June 14, 1999. The second table reflects the Fund's performance after taxes, but does not include the performance of the Fund's Institutional Class Shares.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - BEFORE TAXES
--------------------------------------------------------------------------------

                                                                        SINCE
                                        1 YEAR         3 YEARS        INCEPTION*
--------------------------------------------------------------------------------
Equity Fund Return Before Taxes
     Class A Shares                     -30.05%        -10.14%         3.29%
--------------------------------------------------------------------------------
S&P 500 Composite Index Return
(reflects no deduction for fees,
expenses, or taxes)                     -11.88%         -1.03%         9.53%
--------------------------------------------------------------------------------
Consumer Price Index Return
(reflects no deduction for fees,
expenses, or taxes)                       1.61%          2.53%         2.22%
--------------------------------------------------------------------------------

* Fund inception date for this table is January 30, 1997. Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown before that date represents performance of the Fund's Institutional Class Shares, which were offered beginning January 30, 1997. The performance of the Institutional Class Shares has been adjusted for the maximum sales charge applicable to Class A Shares, but has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown. Index returns provided from January 31, 1997.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - COMPARISON OF BEFORE AND AFTER-TAX RETURNS
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                        SINCE
                                                           1 YEAR     INCEPTION*
--------------------------------------------------------------------------------
Equity Fund Return Before Taxes
     Class A Shares                                       -30.05%      -12.89%
--------------------------------------------------------------------------------
Equity Fund Return After Taxes on Distributions
     Class A Shares                                       -30.05%      -13.99%
--------------------------------------------------------------------------------
Equity Fund Return After Taxes on Distributions
and Sale of Fund Shares
     Class A Shares                                       -18.30%       -9.71%
--------------------------------------------------------------------------------
S&P 500 Composite Index Return
(reflects no deduction for fees, expenses, or taxes)      -11.88%       -5.74%
--------------------------------------------------------------------------------
Consumer Price Index Return
(reflects no deduction for fees, expenses, or taxes)        1.61%        2.59%
--------------------------------------------------------------------------------


* Fund inception date for this table is June 14, 1999. Index returns provided from June 30, 1999.

-   -   -    FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class A Shares.

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)                                                         5.75%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                       None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                                        None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)                                            None
--------------------------------------------------------------------------------
Exchange Fee                                                               None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management Fees                                                          0.74%
Distribution Fees (12b-1 fees)                                           0.25%
Other Expenses                                                           0.53%
                                                                         -----
Total Annual Fund Operating Expenses                                     1.52%*

* The Fund's actual total annual operating expenses are less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class A Shares are as follows:

Equity Fund                                                              1.25%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."

--------------------------------------------------------------------------------
EXAMPLE: COST OF INVESTING
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR               3 YEARS               5 YEARS                10 YEARS
$  721               $ 1,028               $ 1,356                $  2,283


                                                  WWW.BISHOPSTREETFUNDS.COM    3

BISHOP STREET HIGH GRADE INCOME FUND

-   -   -    FUND SUMMARY

INVESTMENT GOAL
High total return

INVESTMENT FOCUS
Corporate and U.S. government debt obligations

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in high grade U.S. debt obligations of domestic corporations and the U.S. government

INVESTOR PROFILE
Conservative investors seeking income,
who are willing to accept some degree
of share price volatility

-   -   -    SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, and fixed-rate non-convertible corporate debt securities issued or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

-   -   -    INVESTMENT STRATEGY

The High Grade Income Fund primarily invests (at least 80% of its net assets) in high grade U.S. dollar-denominated debt obligations of domestic corporations and the U.S. government. High grade debt obligations are those rated in the three highest ratings categories by either S&P or other nationally recognized statistical rating organizations, and include mortgage-backed and variable and floating rate instruments. The Fund may also invest up to 20% of its net assets in investment grade securities (securities rated BBB by S&P, BAA by Moody's, or unrated equivalent). In determining whether to buy, sell, or hold a security, the portfolio management team analyzes the security relative to the risk characteristics of the portfolio as a whole. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

-   -   -    PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on high quality corporate and U.S. government obligations of medium maturity, is expected to provide total return through income and some capital appreciation with moderate risk to principal and less sensitivity to changing interest rates than longer-term or lower quality bond funds.

-   -   -    PERFORMANCE INFORMATION

The bar chart and the performance tables illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart and both performance tables reflect the performance of the Fund's Class A Shares, which were offered beginning June 14, 1999. The bar chart and the performance table immediately following, however, also include the performance of the Fund's Institutional Class Shares for periods before June 14, 1999. Institutional Class Shares are not offered by this prospectus, but because they have the same portfolio of securities, the annual returns for the two classes would be substantially similar.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------

This bar chart shows changes in the performance of the Fund from year to year. The chart does not reflect Class A Shares' sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                  [BAR CHART]


1998        9.09%
1999       -5.04%
2000        9.85%
2001        7.02%

                   BEST QUARTER                 WORST QUARTER
                  5.44% (9/30/01)              -2.37% (3/31/99)


The tables below compare the Fund's average annual total returns for the periods ended December 31, 2001 to those of the Lehman Brothers U.S. Government/Credit Index and the Consumer Price Index. The first table reflects the Fund's performance without taking into account the impact of taxes, and includes the performance of the Fund's Institutional Class Shares before June 14, 1999. The second table reflects the Fund's performance after taxes, but does not include the performance of the Fund's Institutional Class Shares.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - BEFORE TAXES
--------------------------------------------------------------------------------

                                                                        SINCE
                                                1 YEAR     3 YEARS    INCEPTION*
--------------------------------------------------------------------------------
High Grade Income Fund Return Before Taxes
     Class A Shares                              1.90%     2.07%        4.67%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit Index
Return (reflects no deduction for fees,
expenses, or taxes)                              8.51%     5.89%        7.47%
--------------------------------------------------------------------------------
Consumer Price Index Return (reflects no
deduction for fees, expenses, or taxes)          1.61%     2.53%        2.22%
--------------------------------------------------------------------------------

* Fund inception date for this table is January 30, 1997. Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown before that date represents performance of the Fund's Institutional Class Shares, which were offered beginning January 30, 1997. The performance of the Institutional Class Shares has been adjusted for the maximum sales charge applicable to Class A Shares, but has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown. Index Returns provided from January 31, 1997.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - COMPARISON OF BEFORE AND AFTER-TAX RETURNS
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                       SINCE
                                                              1 YEAR  INCEPTION*
--------------------------------------------------------------------------------
High Grade Income Fund Return Before Taxes
     Class A Shares                                            1.90%    4.54%
--------------------------------------------------------------------------------
High Grade Income Fund Return After Taxes on Distributions
     Class A Shares                                            0.03%    2.47%
--------------------------------------------------------------------------------
High Grade Income Fund Return After Taxes on Distributions
and Sale of Fund Shares
     Class A Shares                                            1.13%    2.60%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit Index Return
(reflects no deduction for fees, expenses, or taxes)           8.51%    8.10%
--------------------------------------------------------------------------------
Consumer Price Index Return (reflects no deduction for
fees, expenses, or taxes)                                      1.61%    2.59%
--------------------------------------------------------------------------------


* Fund inception date for this table is June 14, 1999. Index returns provided from June 30, 1999.

-   -   -    FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class A Shares.

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)                                                        4.75%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                      None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                                       None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)                                                  None
--------------------------------------------------------------------------------
Exchange Fee                                                              None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management Fees                                                          0.55%
Distribution Fees (12b-1 fees)                                           0.25%
Other Expenses                                                           0.54%
                                                                        -------
Total Annual Fund Operating Expenses                                     1.34%*

*The Fund's actual total annual operating expenses are less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class A Shares are as follows:

High Grade Income Fund                                                   1.01%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."

--------------------------------------------------------------------------------
EXAMPLE: COST OF INVESTING
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                 3 YEARS                 5 YEARS                  10 YEARS
$  605                 $   879                 $ 1,174                  $  2,011


                                                  WWW.BISHOPSTREETFUNDS.COM    5

BISHOP STREET HAWAII MUNICIPAL BOND FUND

-   -   -    FUND  SUMMARY

INVESTMENT GOAL
High current income exempt from federal and Hawaii state income taxes

INVESTMENT FOCUS
Hawaii municipal bonds

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in a portfolio focused on investment grade municipal bonds

INVESTOR PROFILE
Investors seeking tax-exempt current income who are willing to accept the risk of investing in a portfolio of municipal securities

-   -   -    SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

-   -   -    INVESTMENT STRATEGY


The Hawaii Municipal Bond Fund primarily invests (at least 80% of its net assets) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There are no limits on the average maturity of the Fund's portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell, or hold a security, the portfolio manager gives special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.


-   -   -    PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's investment approach, with its emphasis on investment grade municipal bonds, is expected to provide current tax-exempt income with moderate risk to principal. The Fund is not expected to perform as well as a comparable taxable bond fund, but may do as well or better on an after-tax basis.

-   -   -    PERFORMANCE INFORMATION

The bar chart and the performance tables illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart and both performance tables reflect the performance of the Fund's Class A Shares, which were offered beginning June 14, 1999. The bar chart and the performance table immediately following, however, also include the performance of the Fund's Institutional Class Shares for periods before June 14, 1999. Institutional Class Shares are not offered by this prospectus, but because they have the same portfolio of securities, the annual returns for the two classes would be substantially similar.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------

This bar chart shows changes in the performance of the Fund from year to year. The chart does not reflect Class A Shares' sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                  [BAR CHART]


1996                 4.21%
1997                 8.52%
1998                 5.84%
1999                -2.91%
2000                12.34%
2001                 4.13%

                   BEST QUARTER                 WORST QUARTER
                 5.03% (12/31/00)              -2.01% (6/30/99)


The tables below compare the Fund's average annual total returns for the periods ended December 31, 2001 to those of the Lehman Brothers Municipal Bond Index and the Consumer Price Index. The first table reflects the Fund's performance without taking into account the impact of taxes, and includes the performance of the Fund's Institutional Class Shares before June 14, 1999. The second table reflects the Fund's performance after taxes, but does not include performance of the Fund's Institutional Class Shares.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - BEFORE TAXES
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2001 to those of the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

                                                                        SINCE
                                                     1 YEAR  5 YEARS  INCEPTION*
--------------------------------------------------------------------------------
Hawaii Municipal Bond Fund Return Before Taxes
     Class A Shares                                  -0.26%   4.55%     5.29%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index Return
(reflects no deduction for fees, expenses, or taxes)  5.13%   5.98%     6.62%
--------------------------------------------------------------------------------
Consumer Price Index Return (reflects no deduction
for fees, expenses, or taxes)                         1.61%   2.20%     2.36%
--------------------------------------------------------------------------------

* Fund inception date for this table is February 16, 1995. Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown prior to that date represents performance of the Fund's Institutional Class Shares, which were offered beginning February 16, 1995. The performance of the Institutional Class Shares has been adjusted for the maximum sales charge applicable to Class A Shares, but has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown. Index returns provided from February 28, 1995.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - COMPARISON OF BEFORE AND AFTER-TAX RETURNS
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                        SINCE
                                                             1 YEAR   INCEPTION*
--------------------------------------------------------------------------------
Hawaii Municipal Bond Fund Return Before Taxes
     Class A Shares                                          -0.26%     3.84%
--------------------------------------------------------------------------------
Hawaii Municipal Bond Fund Return After Taxes
on Distributions - Class A Shares                            -0.26%     3.82%
--------------------------------------------------------------------------------
Hawaii Municipal Bond Fund Return After Taxes on
Distributions and Sale of Fund Shares - Class A Shares        1.51%     3.96%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index Return
(reflects no deduction for fees, expenses, or taxes)          5.13%     6.13%
--------------------------------------------------------------------------------
Consumer Price Index Return (reflects no deduction
for fees, expenses, or taxes)                                 1.61%     2.59%
--------------------------------------------------------------------------------



* Fund inception date for this table is June 14, 1999. Index returns provided from June 30, 1999.


-   -   -    FUND FEES & EXPENSES

This table describes the fees that you may pay if you purchase or sell Class A Shares.

--------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of offering price)                                     4.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                    None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                                     None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)                                         None
--------------------------------------------------------------------------------
Exchange Fee                                                            None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management Fees                                                          0.35%
Distribution Fees (12b-1 fees)                                           0.25%
Other Expenses                                                           0.53%
                                                                         -----
Total Annual Fund Operating Expenses                                     1.13%*

* The Fund's actual total annual operating expenses are less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class A Shares are as follows:

Hawaii Municipal Bond Fund                                               0.70%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."

--------------------------------------------------------------------------------
EXAMPLE: COST OF INVESTING
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                 3 YEARS                 5 YEARS                  10 YEARS
$  535                 $   769                 $ 1,021                  $  1,741


                                                  WWW.BISHOPSTREETFUNDS.COM    7

BISHOP STREET MONEY MARKET FUND

-   -   -    FUND  SUMMARY

INVESTMENT GOAL
Preserving principal and maintaining liquidity while providing current income

INVESTMENT FOCUS
Short-term money market instruments

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in high quality, U.S. dollar denominated short-term securities

INVESTOR PROFILE
Conservative investors seeking current income through a low risk liquid investment

-   -   -    SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund's goal.

-   -   -    INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government, and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

-   -   -    PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on short-term obligations, is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

-   -   -    PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided includes the returns of the Institutional Class Shares for periods before May 1, 2001. The Institutional Class Shares are not offered by this prospectus; however, because Institutional Class Shares and Class A Shares are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar.

This bar chart shows changes in performance of the Fund from year to year.

                                  [BAR CHART]


1996      5.12%
1997      5.29%
1998      5.26%
1999      4.88%
2000      6.13%
2001      3.79%

               BEST QUARTER           WORST QUARTER
                  1.57%                  0.45%
                 (9/30/00)              (12/31/01)




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

This table compares the Fund's returns for the periods ended December 31, 2001 to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.

                                                                        SINCE
                                              1 YEAR      5 YEARS     INCEPTION*
Money Market Fund Return
Class A Shares                                 3.79%       5.07%        5.15%
iMoneyNet, Inc. First Tier
Institutions-Only Average Return               3.89%       5.14%        5.24%


* Class A Shares of the Fund were offered beginning May 1, 2001. The performance information shown prior to that date represents performance of the Fund's Institutional Class Shares, which were offered beginning January 30, 1995. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown. Index returns provided from January 31, 1995.

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

-   -   -    FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class A Shares.

--------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of offering price)                                     None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                    None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                                     None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)                                                None
--------------------------------------------------------------------------------
Exchange Fee                                                            None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management Fees                                                         0.30%
Distribution Fees (12b-1)                                               0.25%
Other Expenses                                                          0.52%
                                                                        -----
Total Annual Fund Operating Expenses                                    1.07%*

* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class A Shares are as follows:

Money Market Fund                                                       0.75%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."

--------------------------------------------------------------------------------
EXAMPLE: COST OF INVESTING
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                 3 YEARS                 5 YEARS                  10 YEARS
 $109                   $340                    $590                     $1,306


                                                  WWW.BISHOPSTREETFUNDS.COM    9

MORE INFORMATION
ABOUT RISK

-   -   -    MANAGEMENT RISK

            All Funds

The risk that a strategy used by a fund's management may fail to produce the intended result.

-   -   -    EQUITY RISK

            Equity Fund

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

-   -   -    FIXED INCOME RISK

            High Grade Income Fund

            Hawaii Municipal Bond Fund

            Money Market Fund

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

  -   CALL RISK

      High Grade Income Fund

      Hawaii Municipal Bond Fund

      Money Market Fund

      During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

  -   CREDIT RISK

      High Grade Income Fund

      Hawaii Municipal Bond Fund

      Money Market Fund

      The possibility that an issuer will be unable to make timely payments of either principal or interest. Since a Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause a Fund to lose money and may affect a Fund's share price.

  -   EVENT RISK

      High Grade Income Fund

      Hawaii Municipal Bond Fund

      Money Market Fund

      Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. The overall risk of these declines should be reduced because of a Fund's multiple holdings.

  -   MUNICIPAL ISSUER RISK

      Hawaii Municipal Bond Fund

      Money Market Fund

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

      In addition, the Hawaii Municipal Bond Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

-   MORTGAGE-BACKED SECURITIES

    High Grade Income Fund

      Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in taxable money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAM

-   -   -    INVESTMENT ADVISER

The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Adviser oversees the Sub-Adviser to ensure compliance with the Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below).

The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.


                                                 WWW.BISHOPSTREETFUNDS.COM    11

Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Funds. Before February 22, 2000, First Hawaiian Bank served as Adviser to the Funds. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of December 31, 2001, Bishop Street Capital Management had approximately $1.7 billion in assets under management. For the fiscal year ended December 31, 2001, the Funds paid advisory fees to the Adviser in the following amounts (based on average net assets):


Equity Fund .....................................................          0.71%
High Grade Income Fund ..........................................          0.46%
Hawaii Municipal Bond Fund ......................................          0.20%
Money Market Fund ...............................................          0.22%



-   -   -    INVESTMENT SUB-ADVISER

Wellington Management Company, LLP serves as the Sub-Adviser and manages the Money Market Fund on a day-to-day basis. The Sub-Adviser selects, buys and sells securities for the Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2001, Wellington Management Company, LLP had over $311 billion in assets under management.

-   -   -    INVESTMENT TEAM

The Equity, High Grade Income and Hawaii Municipal Bond Funds are managed by a team of investment professionals from the Adviser. No one person is primarily responsible for making investment recommendations to the team.

ADDITIONAL COMPENSATION


The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. The Adviser and its affiliates may also receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services. These services may include the following:


SHAREHOLDER SERVICING

The Funds have adopted a Shareholder Servicing Plan that allows the Funds to pay shareholder servicing fees of up to 0.25% of a Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-  Mail;

-  Telephone;

-  Wire; or

-  Direct Deposit.

To purchase shares directly from us complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. Write your check, payable in U.S. dollars, to Bishop Street Funds and mail to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721. We cannot accept third-party checks, credit cards, credit card checks or cash.

You may also purchase shares through a representative of BancWest Corporation and its banking and non-banking subsidiaries, or other financial institutions that have executed dealer agreements.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations. This includes those requests from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order, plus applicable sales charges. A Fund is deemed to have received your order upon receipt of a completed account application and a check or money order. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and your check or money order.

The Funds calculate each bond and equity fund's NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds calculate the Money Market Fund's NAV once each Business Day at 4:00 p.m., Eastern time. So for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your order and federal funds (readily available funds) before 4:00 p.m., Eastern time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the bond and money market funds reserve the right to close at or prior to the BMA recommended closing time. If a bond or money market fund does so, it will not grant same business day credit for purchase and redemption orders received after the bond fund's or money market fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the bond and equity funds, the Funds generally value their investment portfolios at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment per Fund ($500 for those investing in retirement plans and for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries). The minimum initial investment may be reduced with an Automatic Investment Plan
(AIP).


                                                  WWW.BISHOPSTREETFUNDS.COM   13

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per Fund ($50 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries). You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. There is no front-end sales load for the Money Market Fund.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

EQUITY FUND

                                     YOUR SALES CHARGE        YOUR SALES CHARGE
                                     AS A PERCENTAGE OF       AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:                 OFFERING PRICE        YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Less than $50,000                        5.75%                     6.10%
$50,000
but less than $100,000                   4.50%                     4.71%
$100,000
but less than $250,000                   3.50%                     3.63%
$250,000
but less than $500,000                   2.50%                     2.56%
$500,000
but less than $1,000,000                 2.00%                     2.04%
$1,000,000 and over*                     0.00%                     0.00%

HIGH GRADE INCOME FUND

                                     YOUR SALES CHARGE       YOUR SALES CHARGE
                                     AS A PERCENTAGE OF      AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:                 OFFERING PRICE       YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Less than $50,000                        4.75%                    4.99%
$50,000 but less                         4.50%                    4.71%
than $100,000
$100,000 but less                        3.50%                    3.63%
than $250,000
$250,000 but less                        2.50%                    2.56%
than $500,000
$500,000 but less                        2.00%                    2.04%
than $1,000,000
$1,000,000 and over*                     0.00%                    0.00%

HAWAII MUNICIPAL BOND FUND

                                     YOUR SALES CHARGE        YOUR SALES CHARGE
                                     AS A PERCENTAGE OF       AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:                 OFFERING PRICE        YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Less than $50,000                        4.25%                     4.44%
$50,000 but less                         4.00%                     4.17%
than $100,000
$100,000 but less                        3.50%                     3.63%
than $250,000
$250,000 but less                        2.50%                     2.56%
than $500,000
$500,000 but less                        2.00%                     2.04%
than $1,000,000
$1,000,000 and over*                     0.00%                     0.00%

* Even though you do not pay a sales charge on purchases of $1,000,000 or more, the Fund's distributor may pay dealers a 1% commission for these transactions.


WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

-  by reinvestment of dividends and distributions;

- by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Class A Shares");

- by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

- by present and retired Trustees of the Funds and officers, directors and employees (and members of their immediate family) of BancWest Corporation and its banking and non-banking subsidiaries;

- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with BancWest Corporation and its banking and non-banking subsidiaries;

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with BancWest Corporation and its banking and non-banking subsidiaries acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Fund's distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the bond and equity funds at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing.

The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total


                                                 WWW.BISHOPSTREETFUNDS.COM    15
intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a distribution fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request. If you are a shareholder of the Money Market Fund and hold shares directly, you may redeem shares by writing checks for $250 or more on an existing account. You can obtain a checkwriting application by calling 1-800-262-9565. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class A Shares for Class A Shares of any other Bishop Street Fund contained in this prospectus on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a Class A distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees, as a percentage of average daily net assets for the Class A Shares for each of the Funds is 0.25%.

The Fund's distributor may, from time to time in its sole discretion, institute one or more promotional


                                                  WWW.BISHOPSTREETFUNDS.COM   17
incentive programs for dealers, which will be paid for by the Fund' distributor from any sales charge it receives or from any other source available to it. Under any such program, the Fund's distributor may provide cash or non-cash compensation as recognition for past sales or encouragement of future sales that may include the following: merchandise, travel, expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income, if any, as follows:

DECLARED DAILY AND PAID MONTHLY

      High Grade Income Fund

      Hawaii Municipal Bond Fund

      Money Market Fund

DECLARED AND PAID QUARTERLY

      Equity Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Hawaii Municipal Bond Fund intends to distribute income that is exempt from both federal taxes and Hawaii state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:

NAME                       BUSINESS HISTORY
Martin Anderson            Partner, Goodsill Anderson
                           Quinn & Stifel since 1951

Charles E. Carlbom         Chairman, BPI, Inc., since
                           1999; President and CEO,
                           United Grocers, Inc. (1997-
                           1999); President and CEO,
                           Western Family Food, Inc.,
                           Western Family Holding Inc.
                           (1982-1997)

Philip H. Ching            Vice Chairman, First
                           Hawaiian Bank (1968-1996)

James L. Huffman           Dean and Professor, Lewis &
                           Clark Law School since 1973

Robert A. Nesher           Chairman, SEI Mutual Funds
                           since 1974; Director and
                           Executive Vice President
                           of the Funds' administrator
                           and distributor (1981-1994)

NAME                       BUSINESS HISTORY
William S. Richardson      Trustee, Kamehameha Schools
                           Bishop Estate (1982-1992);
                           Chief Justice Supreme Court
                           of Hawaii (1966-1983)

Peter F. Sansevero         Regional Director of the
                           Northwestern Region and
                           First Vice President, Merrill
                           Lynch (1958-1997)

Manuel R. Sylvester        Managing Partner, Coopers
                           & Lybrand L.L.P. (1978-1992);
                           Executive Partner, Coopers
                           & Lybrand L.L.P. (1992)

Joyce S. Tsunoda           Senior Vice President,
                           University of Hawaii System
                           since 1989; Chancellor,
                           Community Colleges-University
                           of Hawaii since 1983


                                                  WWW.BISHOPSTREETFUNDS.COM   19

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.


For a share outstanding throughout the periods ended December 31,


                                    INVESTMENT ACTIVITIES               DISTRIBUTIONS FROM
                            ----------------------------------------   --------------------
                                                        NET REALIZED
                                                             AND
                            NET ASSET                    UNREALIZED                           NET ASSET              NET ASSETS,
                              VALUE,        NET             GAIN           NET                  VALUE,                 END OF
                            BEGINNING    INVESTMENT       (LOSS) ON    INVESTMENT   CAPITAL     END OF     TOTAL       PERIOD
                            OF PERIOD   INCOME (LOSS)    INVESTMENTS     INCOME      GAINS      PERIOD    RETURN+       (000)
---------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------------------
2001                          $13.49       $(0.07)         $(3.41)       $  --      $  --       $10.01    (25.80)%     $ 2,813
2000                           17.87          --            (2.82)          --       (1.56)      13.49    (16.49)       10,631
1999(1)                        15.74          --             3.19           --       (1.06)      17.87     20.52           583
---------------------------------------------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND
CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------------------
2001                          $ 9.76       $ 0.48          $ 0.19        $(0.47)    $  --       $ 9.96      7.02%      $   325
2000                            9.35         0.52            0.38         (0.49)       --         9.76      9.85            26
1999(1)                         9.69         0.19           (0.19)        (0.24)     (0.10)       9.35     (0.05)            1
---------------------------------------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND
CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------------------
2001                          $10.69       $ 0.46          $(0.02)       $(0.47)    $  --       $10.66      4.13%      $30,499
2000                            9.97         0.46            0.73         (0.47)       --        10.69     12.34        19,951
1999(1)                        10.42         0.26           (0.44)        (0.25)     (0.02)       9.97     (1.76)        6,131
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------------------
2001(2)                       $ 1.00       $ 0.02          $  --         $(0.02)    $  --       $ 1.00      1.96%      $   500
---------------------------------------------------------------------------------------------------------------------------------

                                                                       RATIO OF
                                                                         NET
                                             RATIO OF                 INVESTMENT
                                             EXPENSES     RATIO OF     INCOME TO
                                RATIO OF    TO AVERAGE      NET         AVERAGE
                                EXPENSES    NET ASSETS   INVESTMENT   NET ASSETS
                                  TO        EXCLUDING     INCOME TO    EXCLUDING   PORTFOLIO
                                AVERAGE        FEE        AVERAGE         FEE      TURNOVER
                               NET ASSETS    WAIVERS     NET ASSETS     WAIVERS      RATE
---------------------------------------------------------------------------------------------
EQUITY FUND
CLASS A SHARES
---------------------------------------------------------------------------------------------
2001                             1.25%        1.52%       (0.29)%      (0.56)%        86%
2000                             1.25         1.53        (0.51)       (0.79)         52
1999(1)                          1.25*        1.61*       (0.33)*      (0.69)*        58
---------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND
CLASS A SHARES
---------------------------------------------------------------------------------------------
2001                             1.01%        1.34%        4.72%        4.39%         89%
2000                             1.02         1.39         5.24         4.87          88
1999(1)                          1.05*        1.87*        4.89*        4.07*         56
---------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND
CLASS A SHARES
---------------------------------------------------------------------------------------------
2001                             0.70%        1.13%        4.29%        3.86%          4%
2000                             0.69         1.17         4.63         4.15          19
1999(1)                          0.66*        1.24*        4.89*        4.31*         14
---------------------------------------------------------------------------------------------
MONEY MARKET FUND
CLASS A SHARES
---------------------------------------------------------------------------------------------
2001(2)                          0.75%*       1.07%*       2.66%*       2.34%         N/A
---------------------------------------------------------------------------------------------

+  Total return is for the period indicated and has not been annualized.
   Total return does not reflect the sales charge on Class A Shares. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*  Annualized.

Amounts designated as " -- " are either $0 or have been rounded to $0.

(1) Commenced operations on June 14, 1999.

(2) Commenced operations on May 1, 2001.

(3) See Note 2 in notes to Financial Statements, "Implementation of New Accounting Standards."

INVESTMENT ADVISER
Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

SUB-ADVISER
Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

[BISHOP STREET FUNDS LOGO]
YOUR AVENUE TO SOUND INVESTMENT

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated April 30, 2002, includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-262-9565

BY MAIL: Write to the Funds
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Funds' Investment Company Act registration number is 811-08572.

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

[IMAGE OF MAP AND COMPASS]

                                                INSTITUTIONAL CLASS SHARES



                                                BISHOP STREET
                                                    FUNDS


                                                PROSPECTUS
                                                APRIL 30, 2002

                                                EQUITY FUND

                                                HIGH GRADE INCOME FUND

                                                HAWAII MUNICIPAL BOND FUND

                                                MONEY MARKET FUND

                                                TREASURY MONEY MARKET FUND

                                                INVESTMENT ADVISER

                                                BISHOP STREET CAPITAL MANAGEMENT




                                                THE SECURITIES AND EXCHANGE
                                                COMMISSION HAS NOT APPROVED OR
                                                DISAPPROVED THESE SECURITIES OR
                                                PASSED UPON THE ADEQUACY OF THIS
                                                PROSPECTUS. ANY REPRESENTATION
                                                TO THE CONTRARY IS A CRIMINAL
                                                OFFENSE.

                                                [BISHOP STREET FUNDS LOGO]

ABOUT THIS PROSPECTUS

Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Bishop Street Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. In the next column, there is some general information you should know about risk and return that is common to each of the Funds.

If you would like more detailed information about the Funds, please see:

                                                                            Page
Equity Fund .......................................................            2
High Grade Income Fund ............................................            4
Hawaii Municipal Bond Fund ........................................            6
Money Market Fund .................................................            8
Treasury Money Market Fund ........................................           10
More Information About Risk. ......................................           12
More Information About Fund Investments ...........................           13
Investment Adviser, Sub-Adviser and
Investment Team ...................................................           13
Purchasing, Selling and
Exchanging Fund Shares ............................................           14
Dividends and Distributions .......................................           17
Taxes .............................................................           17
The Board of Trustees .............................................           18
Financial Highlights ..............................................           19
How to Obtain More Information
About Bishop Street Funds .........................................   Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.


                                                 WWW.BISHOPSTREETFUNDS.COM     1

BISHOP STREET EQUITY FUND


- - - FUND SUMMARY

INVESTMENT GOAL
Long-term capital appreciation

INVESTMENT FOCUS
Common stocks and other equity securities

SHARE PRICE VOLATILITY
High

PRINCIPAL INVESTMENT STRATEGY
Investing in a diversified portfolio of U.S. equity securities

INVESTOR PROFILE
Investors seeking long-term capital appreciation, who are willing to accept the risk of share price volatility


- - - SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weightings. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.


- - - INVESTMENT STRATEGY

The Equity Fund primarily invests (at least 80% of its net assets) in common stocks and other equity securities that the Adviser believes have potential for capital appreciation. Such instruments include convertible securities. Generally, the Fund invests in securities of companies with market capitalizations in excess of $2 billion. The Fund seeks to be diversified across issuers and major economic sectors. In making a determination to buy, sell, or hold a security, the portfolio management team gives special consideration to the relationship of the security to the risk/reward measurement of the entire portfolio.

The Fund's investment approach, with its emphasis on common stocks and other equity securities, is expected to provide returns consistent with the performance of the U.S. stock market, as generally measured by broad U.S. stock market indices such as the S&P 500 Composite Index. The Adviser employs a core equity investment style with a growth bias.

- - - PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

- - - PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.



[PERFORMANCE BAR CHART]

1998        33.05%
1999        24.37%
2000       -16.20%
2001       -25.61%


BEST QUARTER          WORST QUARTER

   24.34%                -20.28%
 (12/31/98)             (9/30/01)

AVERAGE ANNUAL TOTAL RETURNS


This table compares the Fund's average annual total returns for the periods ended December 31, 2001 to those of the S&P 500 Composite Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                        SINCE
                                                      1 YEAR          INCEPTION*
                                                      ------          ----------
Equity Fund Return Before Taxes
     Institutional Class Shares                       -25.61%           4.70%

Equity Fund Return After Taxes on Distributions
Institutional Class Shares                            -25.61%           3.54%

Equity Fund Return After Taxes on Distributions
and Sale of Fund Shares
     Institutional Class Shares                       -15.60%           3.85%

S&P 500 Composite Index Return (reflects no
deduction for fees, expenses, or taxes)               -11.88%           9.53%

Consumer Price Index Return (reflects no
deduction for fees, expenses, or taxes)                 1.61%           2.22%

* The Fund's inception date is January 30, 1997. Index returns provided from January 31, 1997.



- - - FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Fund shares.

Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)                 None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                     None

Maximum Sales Charge (Load)
Imposed on Reinvested Dividends and other Distributions
(as a percentage of offering price)                                      None

Redemption Fee (as a percentage of amount redeemed, if applicable)       None

Exchange Fee                                                             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                                          0.74%

Other Expenses                                                           0.53%
                                                                         ----

Total Annual Fund
Operating Expenses                                                       1.27%*

* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Institutional Class Shares are as follows:

Equity Fund                                                              1.00%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."


EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR    3 YEARS     5 YEARS     10 YEARS
  $129       $403        $697       $1,534

                                                     WWW.BISHOPSTREETFUNDS.COM 3

BISHOP STREET HIGH GRADE INCOME FUND


- - - FUND SUMMARY

INVESTMENT GOAL
High total return

INVESTMENT FOCUS
Corporate and U.S. government debt obligations

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in high grade U.S. debt obligations of domestic corporations and the U.S. government

INVESTOR PROFILE
Conservative investors seeking income, who are willing to accept some degree of share price volatility


- - - SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, and fixed-rate non-convertible corporate debt securities issued or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.


- - - INVESTMENT STRATEGY

The High Grade Income Fund primarily invests (at least 80% of its net assets) in high grade U.S. dollar-denominated debt obligations of domestic corporations and the U.S. government. High grade debt obligations are those rated in the three highest ratings categories by either S&P or other nationally recognized statistical rating organizations, and include mortgage-backed and variable and floating rate instruments. The Fund may also invest up to 20% of its net assets in investment grade securities (securities rated BBB by S&P, BAA by Moody's, or unrated equivalent). In determining whether to buy, sell, or hold a security, the portfolio management team analyzes the security relative to the risk characteristics of the portfolio as a whole. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

- - - PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on high quality corporate and U.S. government obligations of medium maturity, is expected to provide total return through income and some capital appreciation with moderate risk to principal and less sensitivity to changing interest rates than longer-term or lower quality bond funds.

- - - PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.


[PERFORMANCE BAR CHART]


1998           9.09%
1999          -4.34%
2000          10.25%
2001           7.16%

BEST QUARTER          WORST QUARTER
   5.49%                 - 2.37%
 (9/30/01)              (3/31/99)


AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2001 to those of the Lehman Brothers U.S. Government/Credit Index and the Consumer Price Index.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                        SINCE
                                                         1 YEAR       INCEPTION*
                                                         ------       ----------
 High Grade Income Fund Return Before Taxes
      Institutional Class Shares                           7.16%         5.98%

 High Grade Income Fund Return After Taxes
 on Distributions
      Institutional Class Shares                           5.09%         3.63%

 High Grade Income Fund Return After Taxes
 on Distributions and Sale of Fund Shares
      Institutional Class Shares                           4.33%         3.63%

Lehman Brothers U.S. Government/Credit Index
Return (reflects no deduction for fees, expenses,
or taxes)                                                  8.51%         7.47%

Consumer Price Index Return (reflects no deduction
for fees, expenses, or taxes)                              1.61%         2.22%

* The Fund's inception date is January 30, 1997. Index returns provided from January 31, 1997.



- - - FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Fund shares.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                     None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                    None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                 None

Redemption Fee (as a percentage of amount redeemed, if applicable)      None

Exchange Fee                                                            None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                                         0.55%
Other Expenses                                                          0.54%
                                                                        -----
Total Annual Fund
Operating Expenses                                                      1.09%*


* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Institutional Class Shares are as follows:

High Grade Income Fund                                                  0.76%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS    10 YEARS
  $111         $347         $601      $1,329

                                                 WWW.BISHOPSTREETFUNDS.COM     5

BISHOP STREET HAWAII MUNICIPAL BOND FUND


- - - FUND SUMMARY

INVESTMENT GOAL
High current income exempt from federal and Hawaii state income taxes

INVESTMENT FOCUS
Hawaii municipal bonds

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in a portfolio focused on investment grade municipal bonds

INVESTOR PROFILE
Investors seeking tax-exempt current income who are willing to accept the risk of investing in a portfolio of municipal securities


- - - SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.


- - - INVESTMENT STRATEGY

The Hawaii Municipal Bond Fund primarily invests (at least 80% of its net assets) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There is no limit on the average maturity of the Fund's portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell, or hold a security, the portfolio manager gives special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

- - - PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's investment approach, with its emphasis on investment grade municipal bonds, is expected to provide current tax-exempt income with moderate risk to principal. The Fund is not expected to perform as well as a comparable taxable bond fund, but may do as well or better on an after-tax basis.

- - - PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.


[PERFORMANCE BAR CHART]


1996       4.21%
1997       8.52%
1998       5.84%
1999      -2.65%
2000      12.61%
2001       4.24%



BEST QUARTER          WORST QUARTER
   5.13%                 -1.92%
(12/31/00)             (06/30/99)


AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2001 to those of the Lehman Brothers Municipal Bond Index and the Consumer Price Index.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                       SINCE
                                               1 YEAR     5 YEARS    INCEPTION*
                                               ------     -------    ----------
Hawaii Municipal Bond Fund Return
Before Taxes
    Institutional Class Shares                   4.24%      5.59%      6.05%

Hawaii Municipal Bond Fund Return
After Taxes on Distributions
    Institutional Class Shares                   4.24%      5.58%      6.02%

Hawaii Municipal Bond Fund Return
After Taxes on Distributions and
Sale of Fund Shares
    Institutional Class Shares                   4.41%      5.47%      5.86%

Lehman Brothers Municipal Bond
Index Return (reflects no deduction
for fees, expenses, or taxes)                    5.13%      5.98%      6.62%

Consumer Price Index Return (reflects no
deduction for fees, expenses, or taxes)          1.61%      2.20%      2.36%


* The Fund's inception date is February 16, 1995. Index returns provided from February 28, 1995.

- - - FUND FEES & EXPENSES

This table describes the fees that you may pay if you purchase or sell Fund shares.

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                           None

Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                          None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                     None

Redemption Fee (as a percentage of amount redeemed,
if applicable)                                          None

Exchange Fee                                            None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                         0.35%
Other Expenses                                          0.53%
                                                        -----
Total Annual Fund
Operating Expenses                                      0.88%*

* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Institutional Class Shares are as follows:

Hawaii Municipal Bond Fund                              0.45%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."


EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS      5 YEARS       10 YEARS
   $90          $281         $488         $1,084

                                                 WWW.BISHOPSTREETFUNDS.COM     7

BISHOP STREET MONEY MARKET FUND

- - - FUND SUMMARY

INVESTMENT GOAL
Preserving principal and maintaining liquidity while providing current income

INVESTMENT FOCUS
Short-term money market instruments

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in high quality, U.S. dollar denominated short-term securities

INVESTOR PROFILE
Conservative investors seeking current income through a low risk liquid investment


- - - SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund's goal.

- - - INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government, and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

- - - PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on short-term obligations, is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

- - - PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.


[PERFORMANCE BAR CHART]

1996      5.12%
1997      5.29%
1998      5.26%
1999      4.88%
2000      6.13%
2001      3.86%

BEST QUARTER          WORST QUARTER
   1.57%                  0.51%
 (9/30/00)             (12/31/01)



AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's returns for the periods ended December 31, 2001 to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.


                                                                     SINCE
                                           1 YEAR        5 YEARS   INCEPTION*
                                           ------        -------   ----------
Money Market Fund Return
     Institutional Class Shares             3.86%         5.08%      5.16%

iMoneyNet, Inc. First Tier
Institutions-Only Average Return            3.89%         5.14%      5.24%

* The Fund's inception date is January 30, 1995. Index returns provided from January 31, 1995.

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.


- - - FUND FEES & EXPENSES

This table describes the fees that you may pay if you purchase or sell Fund shares.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                             None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                            None

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and other Distributions (as a percentage
of offering price)                                              None

Redemption Fee (as a percentage of amount redeemed,
if applicable)                                                  None

Exchange Fee                                                    None


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees         0.30%
Other Expenses          0.52%
                        -----
Total Annual Fund
Operating Expenses      0.82%*

* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Institutional Class Shares are as follows:

Money Market Fund             0.50%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR     3 YEARS      5 YEARS    10 YEARS
   $84        $262         $455      $1,014

                                                 WWW.BISHOPSTREETFUNDS.COM     9

BISHOP STREET TREASURY MONEY MARKET FUND


- - - FUND SUMMARY

INVESTMENT GOAL
Preserving principal and maintaining a high degree of liquidity while providing current income

INVESTMENT FOCUS
Money market instruments issued or guaranteed by the U.S. Treasury

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in U.S. Treasury obligations and repurchase agreements

INVESTOR PROFILE
Conservative investors seeking current income through a low risk liquid investment


- - - SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a composite of mutual funds with investment goals similar to the Fund's goal.


- - - INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about credit quality, maturity and diversification of its investments.

- - - PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's investment approach with its emphasis on short-term U.S. Treasury obligations is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.

THE TREASURY MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

- - - PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.


[PERFORMANCE BAR CHART]


1997         5.22%
1998         5.10%
1999         4.65%
2000         5.89%
2001         3.68%



BEST QUARTER          WORST QUARTER
    1.53%                 0.46%
 (12/31/00)            (12/31/01)


AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2001 to those of the iMoneyNet, Inc. U.S. Treasury & Repo Average.


                                                                        SINCE
                                               1 YEAR      5 YEARS    INCEPTION*
                                               ------      -------    ----------

Treasury Money Market Fund Return
 Institutional Class Shares                     3.68%       4.91%       4.93%

iMoneyNet, Inc. U.S. Treasury &
Repo Average Return                             3.42%       4.61%       4.62%


* The Fund's inception date is May 1, 1996. Index returns provided from May 31, 1996.

For more information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

- - - FUND FEES & EXPENSES

This table describes the fees that you may pay if you purchase or sell Fund shares.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                             None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                            None

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and other Distributions (as a percentage
of offering price)                                              None

Redemption Fee (as a percentage of amount redeemed,
if applicable)                                                  None

Exchange Fee                                                    None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                 0.30%

Other Expenses                  0.55%
                                -----
Total Annual Fund
Operating Expenses              0.85%*

* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Institutional Class Shares are as follows:

Treasury Money Market Fund      0.44%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR     3 YEARS      5 YEARS    10 YEARS
$87           $271         $471      $1,049



                                                  WWW.BISHOPSTREETFUNDS.COM   11

MORE INFORMATION ABOUT RISK

-  -  -  MANAGEMENT RISK
         All Funds

The risk that a strategy used by the fund's management may fail to produce the intended result.

-  -  -  EQUITY RISK
         Equity Fund

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

-  -  -  FIXED INCOME RISK
         High Grade Income Fund
         Hawaii Municipal Bond Fund
         Money Market Fund
         Treasury Money Market Fund

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

-  CALL RISK
   High Grade Income Fund
   Hawaii Municipal Bond Fund
   Money Market Fund

During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

-  CREDIT RISK
   High Grade Income Fund
   Hawaii Municipal Bond Fund
   Money Market Fund

The possibility that an issuer will be unable to make timely payments of either principal or interest. Since the Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

-  EVENT RISK
   High Grade Income Fund
   Hawaii Municipal Bond Fund
   Money Market Fund

Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

-  MUNICIPAL ISSUER RISK
   Hawaii Municipal Bond Fund
   Money Market Fund

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities.

Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, the Hawaii Municipal Bond Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

-  MORTGAGE-BACKED SECURITIES
   High Grade Income Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash, or cash equivalents. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAM

-  -  -  INVESTMENT ADVISER

The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Adviser oversees the Sub-Adviser to ensure compliance with the Money Market and Treasury Money Market Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below).

The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Funds. Before February 22, 2000, First Hawaiian Bank served as Adviser to the Funds. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of December 31, 2001, Bishop Street Capital Management had approximately $1.7 billion in assets under management. For the fiscal year ended December 31, 2001, the Funds paid

                                                  WWW.BISHOPSTREETFUNDS.COM   13
advisory fees to the Adviser in the following amounts (based on average net assets):


Equity Fund ..........................................      0.71%
High Grade Income Fund ...............................      0.46%
Hawaii Municipal Bond Fund ...........................      0.20%
Money Market Fund ....................................      0.22%
Treasury Money Market Fund ...........................      0.14%


-  -  -  INVESTMENT SUB-ADVISER

Wellington Management Company, LLP serves as the Sub-Adviser and manages the Money Market and Treasury Money Market Funds on a day-to-day basis. The Sub-Adviser selects, buys and sells securities for the Money Market Fund and Treasury Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2001, Wellington Management Company, LLP had approximately $311 billion in assets under management.

-  -  -  INVESTMENT TEAM

The Equity, High Grade Income and Hawaii Municipal Bond Funds are managed by a team of investment professionals from the Adviser. No one person is primarily responsible for making investment recommendations to the team.

ADDITIONAL COMPENSATION

The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. The Adviser and its affiliates may also receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services. These services may include the following:


SHAREHOLDER SERVICING

The Funds have adopted a Shareholder Servicing Plan that allows the Funds to pay shareholder servicing fees of up to 0.25% of a Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
- Mail;
- Telephone;
- Wire; or
- Direct Deposit.

To purchase shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. Write your check, payable in U.S. dollars, to Bishop Street Funds and mail to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721. We cannot accept third-party checks, credit cards, credit card checks or cash.

Institutional Class Shares may be purchased by: (i) holders of fiduciary, advisory, agency, custodial and other similar accounts maintained with BancWest Corporation and its banking and non-banking subsidiaries; (ii) shareholders of the Bishop Street Funds with an existing Fund account prior to June 14, 1999;
(iii) registered investment advisers, regulated by a federal or state governmental authority, or financial planners who purchase shares for an account for which they are authorized to make investment decisions and who are compensated by their clients for their services; (iv) retirement and other benefit plans sponsored by governmental entities; and (v) financial institutions, which may purchase shares on their own account or as record owner on behalf of their fiduciary, agency or custodial accounts. For the Money Market Fund only, if you do not satisfy one of the preceding criteria, then you may only purchase additional Institutional Class Shares of the Money Market Fund if
you already owned Institutional Class Shares of the Money Market Fund prior to April 30, 2001.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations. This includes those requests from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order. A Fund is deemed to have received your order upon receipt of a completed account application and a check or money order. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and your check or money order.

The Funds calculate each bond and equity fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds calculate each money market fund's NAV once each Business Day at 4:00 p.m., Eastern time. So for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your order and federal funds (readily available funds) before 4:00 p.m., Eastern time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the bond and money market funds reserve the right to close at or prior to the BMA recommended closing time. If a bond or money market fund does so, it will not grant same business day credit for purchase and redemption orders received after the bond fund's or money market fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the bond and equity funds, the Funds generally value their investment portfolios at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the money market funds, the Funds generally value their investment portfolios using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

Eligible investors may open an account with a $1,000 minimum initial investment per Fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per Fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

                                                  WWW.BISHOPSTREETFUNDS.COM   15

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and must include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

If you are a shareholder of the Treasury Money Market Fund and hold shares directly, you may redeem shares by writing checks for $1,000 or more on an existing account. You can obtain a checkwriting application by calling 1-800-262-9565. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Institutional Class Shares for Institutional Class Shares of any other Bishop Street Fund on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income, if any, as follows:

DECLARED DAILY AND PAID MONTHLY
      High Grade Income Fund
      Hawaii Municipal Bond Fund
      Money Market Fund
      Treasury Money Market Fund

DECLARED AND PAID QUARTERLY
      Equity Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long- term capital gains, regardless of how long you have held your shares in a Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Hawaii Municipal Bond Fund intends to distribute income that is exempt from both federal taxes and Hawaii state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                                  WWW.BISHOPSTREETFUNDS.COM   17

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:

NAME                       BUSINESS HISTORY

Martin Anderson            Partner, Goodsill Anderson
                           Quinn & Stifel since 1951

Charles E. Carlbom         Chairman, BPI, Inc. since
                           1999; President and CEO,
                           United Grocers, Inc. (1997-
                           1999); President and CEO,
                           Western Family Food, Inc.,
                           Western Family Holding Inc.
                           (1982-1997)

Philip H. Ching            Vice Chairman, First
                           Hawaiian Bank (1968-1996)

James L. Huffman           Dean and Professor, Lewis &
                           Clark Law School since 1973

Robert A. Nesher           Chairman, SEI Mutual Funds
                           since 1974; Director and
                           Executive Vice President
                           of the Funds' administrator
                           and distributor (1981-1994)

William S. Richardson      Trustee, Kamehameha Schools
                           Bishop Estate (1982-1992);
                           Chief Justice, Supreme Court
                           of Hawaii (1966-1983)

Peter F. Sansevero         Regional Director of the
                           Northwestern Region and First
                           Vice President, Merrill Lynch
                           (1958-1997)

Manuel R. Sylvester        Managing Partner, Coopers &
                           Lybrand L.L.P. (1978-1992);
                           Executive Partner, Coopers &
                           Lybrand L.L.P. (1992)

Joyce S. Tsunoda           Senior Vice President,
                           University of Hawaii System
                           since 1989; Chancellor,
                           Community Colleges-
                           University of Hawaii
                           since 1983

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Institutional Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

For a share outstanding throughout the periods ended December 31,


                                    INVESTMENT ACTIVITIES            DISTRIBUTIONS FROM
                           ---------------------------------------   -------------------
                                                      NET REALIZED
                                                           AND
                           NET ASSET         NET       UNREALIZED                             NET ASSET
                             VALUE,       INVESTMENT       GAIN         NET                     VALUE,
                           BEGINNING        INCOME      (LOSS) ON    INVESTMENT    CAPITAL      END OF         TOTAL
                           OF PERIOD        (LOSS)     INVESTMENTS     INCOME       GAINS       PERIOD        RETURN+
----------------------------------------------------------------------------------------------------------------------
EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
2001                          $13.55        $  --        $(3.47)      $   --       $   --       $10.08        (25.61)%
2000                           17.88           --         (2.77)          --        (1.56)       13.55        (16.20)
1999(1)                        15.28           --          3.68           --        (1.08)       17.88         24.37
1998                           12.06         0.05          3.88        (0.05)       (0.66)       15.28         33.05
1997(2)                        10.00         0.08          2.06        (0.08)          --        12.06         21.52
----------------------------------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND
----------------------------------------------------------------------------------------------------------------------
2001                          $9.81         $0.50        $ 0.19       $(0.50)       $   --      $10.00         7.16%
2000                           9.39          0.52          0.42        (0.52)           --        9.81        10.25
1999                          10.43          0.48         (0.92)       (0.50)        (0.10)       9.39        (4.34)
1998                          10.23          0.54          0.37        (0.54)        (0.17)      10.43         9.09
1997(2)                       10.00          0.51          0.26        (0.51)        (0.03)      10.23         7.94
----------------------------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------
2001(3)                       $10.70         $0.49       $(0.04)      $(0.49)       $   --      $10.66         4.24%
2000                            9.98          0.50         0.72        (0.50)           --       10.70        12.61
1999                           10.77          0.48        (0.75)       (0.50)        (0.02)       9.98        (2.65)
1998                           10.67          0.51         0.10        (0.51)           --       10.77         5.84
1997                           10.34          0.53         0.33        (0.53)           --       10.67         8.52
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------
2001                          $ 1.00         $0.04       $   --       $(0.04)       $   --      $ 1.00         3.86%
2000                            1.00          0.06           --        (0.06)           --        1.00         6.13
1999                            1.00          0.05           --        (0.05)           --        1.00         4.88
1998                            1.00          0.05           --        (0.05)           --        1.00         5.26
1997                            1.00          0.05           --        (0.05)           --        1.00         5.29
----------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------
2001                          $ 1.00         $0.04       $   --       $(0.04)       $   --      $ 1.00         3.68%
2000                            1.00          0.06           --        (0.06)           --        1.00         5.89
1999                            1.00          0.05           --        (0.05)           --        1.00         4.65
1998                            1.00          0.05           --        (0.05)           --        1.00         5.10
1997                            1.00          0.05           --        (0.05)           --        1.00         5.22
----------------------------------------------------------------------------------------------------------------------

                                                                                                 RATIO OF
                                                                                                   NET
                                                                RATIO OF                        INVESTMENT
                                                                EXPENSES        RATIO OF        INCOME TO
                                                 RATIO OF      TO AVERAGE          NET           AVERAGE
                                 NET ASSETS,     EXPENSES      NET ASSETS      INVESTMENT       NET ASSETS
                                    END OF          TO          EXCLUDING       INCOME TO       EXCLUDING        PORTFOLIO
                                   PERIOD        AVERAGE           FEE           AVERAGE           FEE           TURNOVER
                                   (000)        NET ASSETS       WAIVERS       NET ASSETS        WAIVERS           RATE
--------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
2001                              $216,412          1.00%          1.27%            -- %         (0.27) %           86%
2000                               300,565          1.00           1.28          (0.23)          (0.51)             52
1999(1)                            391,227          1.00           1.27          (0.01)          (0.28)             58
1998                               101,817          1.00           1.32           0.38            0.06              41
1997(2)                             69,967          0.99*          1.39*          0.83*           0.43*             30
--------------------------------------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
2001                              $124,416          0.76%          1.09%          5.02%           4.69%             89%
2000                               127,888          0.77           1.14           5.41            5.04              88
1999                               127,881          0.80           1.19           5.12            4.73              56
1998                                24,901          0.80           1.21           5.21            4.80              98
1997(2)                             26,242          0.80*          1.30*          5.58*           5.08*             32
--------------------------------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------
2001(3)                           $137,206          0.45%          0.88%          4.54%           4.11%              4%
2000                               134,901          0.44           0.92           4.89            4.41              19
1999                               141,341          0.41           0.99           4.79            4.21              14
1998                                35,751          0.41           1.01           4.74            4.14              21
1997                                29,005          0.34           0.99           5.05            4.40              29
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
2001                              $309,935          0.50%          0.82%          3.71%           3.39%            N/A
2000                               305,678          0.50           0.83           5.95            5.62             N/A
1999                               284,291          0.50           0.84           4.78            4.44             N/A
1998                               268,318          0.50           0.81           5.12            4.81             N/A
1997                               246,671          0.51           0.85           5.18            4.84             N/A
--------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
2001                              $372,422          0.44%          0.85%          3.68%           3.27%            N/A
2000                               455,612          0.44           0.82           5.73            5.35             N/A
1999                               331,064          0.44           0.85           4.56            4.15             N/A
1998                               299,844          0.44           0.84           4.98            4.58             N/A
1997                               273,919          0.43           0.86           5.11            4.68             N/A
--------------------------------------------------------------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

*  Annualized.

Amounts designated as " -- " are either $0 or have been rounded to $0.

(1) Per share net investment income amount calculated using average shares.

(2) Commenced operations on January 30, 1997.

(3) See Note 2 in notes to Financial Statements, "Implementation of

   New Accounting Standards."



                                                  WWW.BISHOPSTREETFUNDS.COM   19

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER
Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

SUB-ADVISER
Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


[BISHOP STREET FUNDS LOGO]


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated April 30, 2002, includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-262-9565

BY MAIL: Write to the Funds
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Funds' Investment Company Act registration number is 811-08572.

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

                       STATEMENT OF ADDITIONAL INFORMATION

                               BISHOP STREET FUNDS
                                 APRIL 30, 2002

                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT

This Statement of Additional Information (SAI) is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Bishop Street Funds (the "Trust") and should be read in conjunction with the Bishop Street Funds' prospectuses dated April 30, 2002. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                                   EQUITY FUND
                             HIGH GRADE INCOME FUND
                           HAWAII MUNICIPAL BOND FUND
                                MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. Prospectuses may be obtained without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-262-9565.

                                TABLE OF CONTENTS

                                                  Page
                                                  ----
The Trust................................          S-3
Description of Permitted Investments.....          S-3
Investment Limitations...................         S-13
The Adviser..............................         S-15
The Sub-Adviser..........................         S-16
The Administrator........................         S-17
The Distributor..........................         S-18
Distribution Plan........................         S-20
The Transfer Agent.......................         S-21
The Custodian............................         S-21
Codes of Ethics..........................         S-22
Independent Accountants..................         S-22
Legal Counsel............................         S-22
Trustees and Officers of the Trust.......         S-22
Reporting................................         S-28
Performance..............................         S-28
Calculation of Total Return..............         S-30
Purchasing and Redeeming Shares..........         S-33
Determination of Net Asset Value.........         S-33
Taxes....................................         S-34
Fund Transactions........................         S-38

Description of Shares....................         S-42
Voting...................................         S-42
Shareholder Liability....................         S-43
Limitation of Trustees' Liability........         S-43
5% and 25% Shareholders..................         S-43
Financial Information....................         S-47
Appendix.................................          A-1

                                    THE TRUST

GENERAL. Each Fund is a separate series of the Trust, an open-ended management investment company. The Trust is organized under Massachusetts law, as a Massachusetts business trust, under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds. Shareholders may purchase shares in certain funds through two separate classes, Class A and Institutional Class, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class A Shares and the Institutional Class Shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.


VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund votes separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval may be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. A Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


                      DESCRIPTION OF PERMITTED INVESTMENTS

         The following information supplements the information about permitted investments set forth in the Prospectus.

                          FUND INVESTMENTS & PRACTICES

LEGEND

  %      - Maximum percentage permissible. All percentages shown are of total assets unless otherwise noted.

  x      - No Policy limitation; Fund may be currently using.

  *      - Permitted, but not typically used.

  -      - Not permitted

MONEY MARKET FUNDS

                                                                        MONEY MARKET          TREASURY
                                                                            FUND          MONEY MARKET FUND
                                                                            ----          -----------------
TRADITIONAL INVESTMENTS

Asset-Backed Securities                                                     x(1)                    -

Bank Obligations                                                            x                       -

Commercial Paper                                                            x(1)                    -

Corporate Debt Obligations                                                  x(2)                    -

Municipal Securities                                                        x(3)                    -

Repurchase Agreements                                                       x                       x(4)

U.S. Government Agency and Treasury Obligations                             x                       x(5)

Zero Coupon Obligations                                                     x                       x(5)

Variable & Floating Rate Instruments                                        x                       -

Yankee Bonds                                                                x                       -

INVESTMENT PRACTICES

Borrowing                                                                  33%                     33%

Illiquid Securities                                                       10%(6)                   10%(6)

Securities Lending                                                         50%                     50%

Standby Commitments                                                        33%                     33%

When-Issued Securities                                                     33%                     33%

1. Rated in the highest short-term rating category by S&P or Moody's, or unrated equivalent.

2. With remaining maturities of not more than 397 days rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Sub-Adviser to be of comparable quality.

3. Rated in one of the two highest rating categories by S&P or Moody's, or unrated equivalent.

4.       Limited to repurchase agreements involving U.S. Treasury Obligations.

5.       Limited to U.S. Treasury Obligations.

6.       Percentage based on net assets, not total assets.

NON-MONEY MARKET FUNDS


                                                                           HAWAII
                                                                         MUNICIPAL        HIGH GRADE
                                                     EQUITY FUND         BOND FUND       INCOME FUND
                                                     -----------         ---------       -----------
ADRs                                                     20%                 -                x
Asset-Backed Securities                                   -                  -               35%(7)

Bank Obligations                                          -                  -               35%(1)

Commercial Paper                                          -                  -               35%(1)

Convertible Securities                                   35%(8)              -                -

Corporate Debt Obligations                                -                 20%(3)            x(1), (2)

Equity Securities                                         x                  -                -

Investment Company Shares                                10%                10%              10%

Mortgage-Backed Securities                                -                  -               35%(4)

Municipal Securities                                      -                  x(5)             -

Repurchase Agreements                                    20%                20%(3)           20%

Restricted Securities                                    15%                15%              15%

Securities of Foreign Issuers                             *                  -                x(1)

Supranational Agency Obligations                          -                  -               35%(9)

U.S. Government Agency and Treasury Obligations           -                 20%(3)            x(6)

Variable & Floating Rate Instruments                      -                  x                x

Zero Coupon Obligations                                   -                  x                x

INVESTMENT PRACTICES

Borrowing                                                33%                33%              33%

Illiquid Securities                                      15%(3)             15%(3)           15%(3)

Securities Lending                                       15%                15%              50%

Standby Commitments                                      33%                33%              33%

When-Issued Securities                                   33%                33%              33%



1. Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent.


2. May invest up to 20% of the Fund's net assets in securities rated BBB by S&P or BAA by Moody's, or unrated equivalent.


3.       Percentage is based on net assets, not total assets.


4. Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent including privately issued mortgage-backed securities rated A or higher by S&P or Moody's, or unrated equivalents.

5. Shall invest at least 80% of its net assets, under normal circumstances, in investment grade municipal bonds the interest from which is exempt from federal and Hawaii state income taxes.


6.       May invest in U.S. Treasury Receipts.

7. Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalents.


8.       May not invest more than 20% in convertible debt securities.

9. May not invest more than 20% in obligations not rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent.


         AMERICAN DEPOSITARY RECEIPTS (ADRS) - ADRs are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

         ARMS (ADJUSTABLE RATE MORTGAGE SECURITIES) are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.

         ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be obligations, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

         BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

         COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.

         FOREIGN SECURITIES - U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         GNMA SECURITIES - Securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. government corporation, guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

         GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by an U.S. government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

         ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books.

         INVESTMENT COMPANY SHARES - Shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law. Under these rules and regulations of the Investment Company Act of 1940 (the "1940 Act"), a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund would own more than 3% of the total voting stock of the company; securities issued by any one investment company represented more than 5% of the Fund's assets; or securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Funds would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

         MORTGAGE-BACKED SECURITIES - Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additional secured by a first lien on a pool of single family properties).

         Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. government or any other entity.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         MUNICIPAL SECURITIES - Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

         Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

         Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

         The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

         Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

SPECIAL CONSIDERATIONS RELATING TO HAWAII MUNICIPAL SECURITIES

         The ability of issues to pay interest on, and repay principal of, Hawaii Municipal Securities may be affected by: (1) the general financial condition of the State of Hawaii; (2) amendments to the Hawaii Constitution and related statutes that limit the taxing and spending authority of Hawaii government entities; (3) voter initiatives; (4) civil actions; and (5) a wide variety of Hawaii laws and regulations.

         Municipal securities which are payable only from the revenues derived from a particular facility may be adversely affected by Hawaii laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured in whole or in part by a Hawaii governmentally created fund, may be adversely affected by Hawaii laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Hawaii laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific municipal securities the Hawaii Municipal Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

         OTHER INVESTMENTS - The Funds are not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI"). However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser or the Sub-Adviser.

         PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

         REPURCHASE AGREEMENTS are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

         SECURITIES LENDING - Each of the Funds may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

         STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

         STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

         SUPRANATIONAL AGENCY OBLIGATIONS are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

         U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, and others are supported only by the credit of the agency or instrumentality.

         U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). Receipts are similar to STRIPS, but are issued by banks or broker-dealers, and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the income from the receipts for the benefit of the receipt owners.

         VARIABLE AMOUNT MASTER DEMAND NOTES are debt obligations which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

         VARIABLE AND FLOATING RATE INSTRUMENTS involve certain debt obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

         WHEN-ISSUED SECURITIES involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         Segregated accounts will be established with the custodian, and the Funds will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         YANKEE BONDS are U.S. dollar denominated debt obligations issued by the U.S. by foreign banks and corporations.

         ZERO COUPON OBLIGATIONS are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES


         Each Fund's investment goal and the following investment limitations are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.


A Fund may not:

1. Invest more than 25% of its assets in any one industry, except that the money market funds may do so with respect to U.S. government obligations and U.S. bank obligations. This limitation does not apply to the Hawaii Municipal Bond Fund, but the Fund will not invest more than 25% of its assets in securities of non-governmental entities that are in the same industry.

2. Invest more than 5% of its assets in the securities of any one issuer (except for the Hawaii Municipal Bond Fund).

3. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only to 75% of the Fund's net assets (except that this restriction does not apply to the Hawaii Municipal Bond Fund).

4.       Invest in companies for the purpose of exercising control.

5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

6. Make loans, except that (a) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies;
         (b) each Fund may enter into repurchase agreements; and (c) the Equity, High Grade Income, Hawaii Municipal Bond, Money Market and Treasury Money Market Funds may engage in securities lending.

7. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (5) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, each of the Funds (other than the Money Market and Treasury Money Market Funds) may invest in companies which invest in real estate, and in commodities contracts.

9. Make short sales of securities or purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

11. Purchase securities of other investment companies, except as permitted by the 1940 Act and the rules and regulations thereunder.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

13. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.


In addition, the Hawaii Municipal Bond Fund:

14. Shall invest at least 80% of its net assets, under normal circumstances, in investment grade municipal bonds the interest from which is exempt from regular federal and Hawaii state income taxes.


NON-FUNDAMENTAL POLICY


         The following investment limitations are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.


1. No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all money market funds, for which the limit is 10%).

2. The Equity Fund shall invest at least 80% of its net assets, under normal circumstances, in common stocks and other equity securities. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 6o days' notice to Fund shareholders.

3. The High Grade Income Fund shall invest at least 80% of its net assets, under normal circumstances, in high-grade U.S. dollar-denominated debt obligations. This non- fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.


         The foregoing percentages will apply at the time the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER


         GENERAL. Bishop Street Capital Management (the "Adviser") is an indirect subsidiary of BancWest Corporation and a direct subsidiary of First Hawaiian Bank. BancWest Corporation and First Hawaiian Bank are subsidiaries of BNP Paribas. The Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by the trustees of the Trust. The principal business address of the adviser is 999 Bishop Street, Honolulu, Hawaii 96813. As of December 31, 2001, total assets under management were approximately $1.7 billion.


         ADVISORY AGREEMENT WITH THE TRUST. The Trust and First Hawaiian Bank entered into an advisory agreement (the "Advisory Agreement") dated March 31, 1999. BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc., the parent of First Hawaiian Bank, and BancWest Corporation, has created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new adviser to the Funds. This change became effective on February 22, 2000. The Advisory Agreement between First Hawaiian Bank and the Bishop Street Funds, and the obligations contained in that Agreement have been assumed by Bishop Street Capital Management (the "Adviser"). Bishop Street Capital Management employs the same investment personnel that managed the Funds under First Hawaiian Bank and the management and control of the Adviser, as well as the services provided, remain the same. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

         The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

         The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Funds, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.


         ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.74% of the daily average net assets of the Equity Fund, 0.55% of the daily average net assets of the High Grade Income Fund, 0.35% of the daily average net assets of the Hawaii Municipal Bond Fund, 0.30% of the daily average net assets of the Money Market Fund and 0.30% of the daily average net assets of the Treasury Money Market Fund.


                       FOR FISCAL YEARS ENDED DECEMBER 31:

                                          ADVISORY FEES PAID BY FUND                   ADVISORY FEES WAIVED BY ADVISER
                                 --------------------------------------------       --------------------------------------
FUND                                1999             2000             2001            1999           2000           2001
----                                ----             ----             ----            ----           ----           ----

Equity Fund                      $1,309,175       $2,636,799       $1,814,866       $ 45,745       $129,898       $ 65,141

High Grade Income Fund           $  229,757       $  564,616       $  582,783       $ 72,395       $138,870       $115,547

Hawaii Municipal Bond Fund       $   46,278       $  242,292       $  315,138       $197,280       $285,232       $244,741

Money Market Fund                $  718,953       $  662,842       $  752,372       $126,033       $276,434       $294,241

Treasury Money Market Fund       $  537,371       $  615,604       $  583,224       $437,223       $527,820       $712,675


                                 THE SUB-ADVISER


         GENERAL. Wellington Management Company, LLP, serves as the Sub-Adviser and manages the Money Market and Treasury Money Market Fund on a day-to-day basis. The Sub-Adviser selects, buys, and sells securities for the Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2001, Wellington Management Company, LLP had over $311 billion in assets under management.

         SUB-ADVISORY AGREEMENT WITH THE ADVISOR. First Hawaiian Bank entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with the Sub-Adviser dated March 31, 1999, relating to the Money Market and Treasury Money Market Funds. Bishop Street Capital Management, the new investment advisory subsidiary created by BancWest Corporation, has assumed all investment advisory duties and responsibilities of First Hawaiian Bank. All obligations and responsibilities of the Adviser to the Sub-Adviser under the existing sub-advisory contract have been assumed by Bishop Street Capital Management.



         SUB-ADVISORY FEES PAID TO THE SUB-ADVISER. Under the Sub-Advisory Agreement, the Sub-Adviser is entitled to fees which are calculated daily and paid monthly at an annual rate of 0.075% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, up to $500 million and 0.020% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, in excess of $500 million. Such fees are paid by the Adviser and the Sub-Adviser receives no fees directly from these Funds.


                       FOR FISCAL YEARS ENDED DECEMBER 31:


                                          SUB-ADVISORY FEES PAID             SUB-ADVISORY FEES WAIVED BY
                                               BY ADVISER                             SUB-ADVISER
                                     ---------------------------------      -----------------------------
FUND                                   1999        2000         2001        1999         2000        2001
----                                   ----        ----         ----        ----         ----        ----
Money Market Fund                    $184,189    $186,406     $192,617       $0           $0          $0

Treasury Money Market Fund           $212,117    $226,360     $238,558       $0           $0          $0


                                THE ADMINISTRATOR


         GENERAL. SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds, including, but without limitation to: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., The Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust,

SEI Institutional Investments Trust, SEI Institutional Products Trust,
SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. II, and UAM Funds, Inc.


         ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement") dated January 27, 1995. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent for the Funds.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

         ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.20% of average daily net assets of each of the Funds.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

                                         ADMINISTRATIVE FEES PAID                ADMINISTRATIVE FEES WAIVED BY
                                                 BY FUND                                  ADMINISTRATOR
                                 --------------------------------------       --------------------------------------
FUND                               1999           2000           2001           1999           2000           2001
----                               ----           ----           ----           ----           ----           ----
Equity Fund                      $182,269       $402,209       $276,556       $183,926       $345,567       $231,732

High Grade Income Fund           $ 50,012       $127,252       $137,763       $ 59,861       $128,563       $116,173

Hawaii Municipal Bond Fund       $ 32,391       $ 91,823       $119,090       $106,785       $208,248       $200,840

Money Market Fund                $151,357       $340,912       $380,088       $411,967       $285,273       $317,690

Treasury Money Market Fund       $386,871       $243,787       $469,889       $257,914       $405,942       $394,050


                                 THE DISTRIBUTOR


         The Trust and SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Drive, Oaks, Pennsylvania 19456 a wholly-owned subsidiary of SEI, are parties to a distribution agreement dated January 27, 1995 (the "Distribution Agreement") whereby the Distributor acts as a principal underwriter for the Trust's shares.

         The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


         Class A Shares of the Funds are sold with a front-end sales charge. The Distributor collected and retained sales charges in the amounts shown for the fiscal periods ended December 31, 2000 and 2001*:


                                                                           Dollar Amounts of Loads Retained
            Fund                           Dollar Amount of Loads                by SEI Investments
            ----                           ----------------------                ------------------
                                            2000              2001              2000              2001
                                            ----              ----              ----              ----
Equity Fund                               $28,225            $3,022              $0                $0
High Grade Income Fund                       $0               $53                $0                $0
Hawaii Municipal Bond Fund                $80,270           $304,832             $0                $0
Money Market Fund**                         n/a               n/a               n/a               n/a


----------
* Class A Shares of the Funds (except the Money Market Fund) were initially offered beginning June 14, 1999.


** The Class A Shares of the Money Market Fund do not have a front end sales charge.


         Depending upon the amount of an investment in the Class A Shares, the front-end sales load reallowed to dealers will vary:

EQUITY FUND

                                                                 DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                                       OF OFFERING PRICE
------------------                                                       -----------------
  Less than $50,000                                                            5.75%
  $50,000 but less than $100,000                                               4.50%
  $100,000 but less than $250,000                                              3.50%
  $250,000 but less than $500,000                                              2.50%
  $500,000 but less than $1,000,000                                            2.00%
  $1,000,000 and over                                                          0.00%*

HIGH GRADE INCOME FUND

                                                                 DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                                       OF OFFERING PRICE
------------------                                                       -----------------
  Less than $50,000                                                            4.75%
  $50,000 but less than $100,000                                               4.50%
  $100,000 but less than $250,000                                              3.50%
  $250,000 but less than $500,000                                              2.50%
  $500,000 but less than $1,000,000                                            2.00%
  $1,000,000 and over                                                          0.00%*

HAWAII MUNICIPAL BOND FUND

                                                                 DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                                       OF OFFERING PRICE
------------------                                                       -----------------
  Less than $50,000                                                            4.25%
  $50,000 but less than $100,000                                               4.00%
  $100,000 but less than $250,000                                              3.50%
  $250,000 but less than $500,000                                              2.50%
  $500,000 but less than $1,000,000                                            2.00%
  $1,000,000 and over                                                          0.00%*

----------
* Even though you do not pay a sales charge on purchases of $1,000,000 or more, the Distributor may pay dealers a 1% commission for these transactions.

         Each Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to each Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and amount is pays to third parties.

         For the fiscal year ended December 31, 2001, the Distributor paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank for shareholder services that it performed for the Funds' shareholders.

         DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan (the "Plan") for the Class A shares of the bond and equity funds and the Money Market Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Trustees"). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


         The Plan provides that the shares of the Funds will pay the Distributor a fee of .25% of the average daily net assets of the shares which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.


         For the fiscal year ended December 31, 2001, the Funds' Class A Shares incurred the following expenses under the plan:


                                                  AMOUNT PAID
                                                    TO 3RD
                                                  PARTIES BY
                                                      THE
                                                  DISTRIBUTOR
                                                      FOR
                                                  DISTRIBUTION
                   TOTAL (AS A                      RELATED
                    % OF NET          TOTAL         SERVICES       SALES         PRINTING        OTHER
     FUND            ASSETS)       ($ AMOUNT)      ($ AMOUNT)     EXPENSES         COSTS         COSTS
     ----            -------       ----------      ----------     --------         -----         -----
CLASS A

Equity Fund           0.25%          $17,127          $17,127        N/A             N/A           N/A

High Grade
Income Fund           0.25%          $   659          $   659        N/A             N/A           N/A

Hawaii
Municipal Bond
Fund                  0.25%          $64,202          $64,202        N/A             N/A           N/A

Money Market
Fund                  0.25%          $ 1,178          $ 1,178        N/A             N/A           N/A


         Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the Securities and Exchange Commission ("SEC") by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                               THE TRANSFER AGENT

         DST Systems, Inc. (the "Transfer Agent"), 330 W. 9th Street, Kansas City, Missouri 64105 serves as the Funds' transfer agent.

                                  THE CUSTODIAN

         Union Bank of California, N.A. (the "Custodian"), San Francisco, California 94104 serves as the Funds' custodian.

                                 CODES OF ETHICS

      The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Investment Adviser, Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics of the Trust, Investment Adviser, Sub-Adviser, and Distributor is on file with the Securities and Exchange Commission, and is available to the public.

                             INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103 serves as the Funds' independent accountants.

                                  LEGAL COUNSEL

      Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Funds.

                       TRUSTEES AND OFFICERS OF THE TRUST


      BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing all of the Trust's five Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

      MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.


An asterisk (*) indicates an interested person as defined by the 1940 Act.


      MARTIN ANDERSON (DOB 11/16/23) - Trustee since 1994 - Partner, Goodsill, Anderson, Quinn & Stifel since 1951.

      CHARLES E. CARLBOM (DOB 08/20/34) - Trustee since 1999 - Chairman, BPI, Inc. since 1997; President and CEO, United Grocers Inc. (1997-1999); President and CEO, Western Family Food Inc., Western Family Holdings Inc. (1982-1997).

      *PHILIP H. CHING (DOB 01/11/31) - Trustee since 1994 - Retired since 1996; Vice Chairman, First Hawaiian Bank (1968-1996).

      JAMES L. HUFFMAN (DOB 03/25/45) - Trustee since 1999 - Dean and Professor, Lewis & Clark Law School since 1973.

      *ROBERT A. NESHER (DOB 08/17/46) - Chairman and President of the Board of Trustees since 1998 - Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated; Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

      *WILLIAM S. RICHARDSON (DOB 12/22/19) - Trustee since 1994 - Retired since 1992.

      PETER F. SANSEVERO (DOB 01/06/33) - Trustee since 1999 - Retired since
1994.

      MANUEL R. SYLVESTER (DOB 06/20/30) - Trustee since 1994 - Retired since 1992.

      JOYCE S. TSUNODA (DOB 01/01/38) - Trustee since 1994 - Chancellor - Community Colleges - University of Hawaii since 1983; Senior Vice President - University of Hawaii System since 1989.



      BOARD STANDING COMMITTEES. The Board has established the following standing committees:

      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Anderson, Carlbom, Huffman, Sansevero, and Sylvester and Ms. Tsunoda currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

      FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher, Sansevero and Richardson currently serve as members of the Fair Value Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

      NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. Messrs. Anderson, Carlbom, Huffman, and Sylvester and Ms. Tsunoda currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board's continuance of the Advisory Agreement and Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement and Sub-Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement and Sub-Advisory Agreement for another year.

      Before this year's meeting, the Board requested and received written materials from the Adviser and Sub-Adviser about: (a) the quality of the Adviser's and Sub-Adviser's investment management and other services; (b) the Adviser's and Sub-Adviser's investment management personnel; (c) the Adviser's and Sub-Adviser's operations and financial condition; (d) the Adviser's and Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and Sub-Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and Sub-Adviser's profitability from its Fund-related operations; (h) the Adviser's and Sub-Adviser's compliance systems; (i) the Adviser's and Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' and Sub-Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

      At the meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's and Sub-Adviser's fees and other aspects of the Advisory and Sub-Advisory Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's and Sub-Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

      Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's and Sub-Adviser's fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Funds; and (c) agreed to renew the Advisory and Sub-Advisory Agreement for another year.

      FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                    DOLLAR RANGE                           DOLLAR
                                   DOLLAR RANGE       OF FUND         DOLLAR RANGE        RANGE OF
                 DOLLAR RANGE         OF FUND         SHARES             OF FUND        FUND SHARES        AGGREGATE
                    OF FUND           SHARES          (HAWAII            SHARES          (TREASURY       DOLLAR RANGE
                    SHARES         (HIGH GRADE       MUNICIPAL           (MONEY            MONEY           OF SHARES
NAME             (EQUITY FUND)     INCOME FUND)      BOND FUND)        MARKET FUND)     MARKET FUND)      (ALL FUNDS)
----------------------------------------------------------------------------------------------------      -----------
Anderson        $     1-$10,000        None             None              None              None        $     1-$10,000
----------------------------------------------------------------------------------------------------      -----------
Carlbom         $10,001-$50,000        None             None              None              None        $10,001-$50,000
----------------------------------------------------------------------------------------------------      -----------
Ching               None               None        Over $100,000*     Over $100,000*        None         Over $100,000
----------------------------------------------------------------------------------------------------      -----------
Huffman             None               None             None              None              None             None
----------------------------------------------------------------------------------------------------      -----------
Nesher              None               None             None              None              None             None
----------------------------------------------------------------------------------------------------      -----------
Richardson          None               None          $1-$10,000           None              None          $1-$10,000
----------------------------------------------------------------------------------------------------      -----------
Sansevero           None               None             None              None              None             None
----------------------------------------------------------------------------------------------------      -----------
Sylvester       $10,001-$50,000        None             None         $10,001-$50,000        None        $10,001-$50,000
----------------------------------------------------------------------------------------------------      -----------
Tsunoda             None            $1-10,000           None              None              None        $     1- 10,000
----------------------------------------------------------------------------------------------------      -----------

* These shares are owned by an immediate family member and Mr. Ching disclaims beneficial ownership

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                                       PENSION OR                                TOTAL
                                                       RETIREMENT                          COMPENSATION FROM
                                                    BENEFITS ACCRUED    ESTIMATED ANNUAL    REGISTRANT AND
                                    AGGREGATE        AS PART OF FUND     BENEFITS UPON       FUND COMPLEX
NAME OF PERSON AND POSITION        COMPENSATION         EXPENSES           RETIREMENT      PAID TO DIRECTORS
------------------------------------------------------------------------------------------------------------
Martin Anderson, Trustee             $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------
Charles E. Carlbom, Trustee          $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------
Philip H. Ching, Trustee*            $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------
James L. Huffman, Trustee            $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------
Robert A. Nesher, Trustee*           $     0               $0                  $0           $0 for services
                                                                                              on 1 board
------------------------------------------------------------------------------------------------------------
William S. Richardson, Trustee*      $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------
Peter S. Sansevero, Trustee          $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------
Manuel R. Sylvester, Trustee         $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------
Joyce S. Tsunoda, Trustee            $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------


* Messrs. Ching, Nesher, and Richardson are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

      TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.


      Certain officers of the Trust also serve as officers of some or all of the following: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., The Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II, each of which is an open-end management investment company managed by SEI Investments Mutual Funds

Services or its affiliates and, except for PBHG Advisor Funds, Inc., UAM Funds, Inc., UAM Funds, Inc. II, UAM Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc., distributed by SEI Investments Distribution Co.


      JULIA BABIK - (DOB 11/1/68) - Treasurer and Controller - Director of Funds Accounting for SEI Investments since 2000, Employed by SEI Investments since 1993.


      TIMOTHY D. BARTO (DOB 03/28/68) - Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert, Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1993-1997).

      TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm) (1994-1995).

      LYDIA A. GAVALIS (DOB 06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange (1989-1998).

      CHRISTINE M. MCCULLOUGH (DOB 12/02/60) - Assistant Secretary- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.


      JOHN C. MUNCH (DOB 5/7/71) - Vice President and Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate at Howard Rice Nemorovski Canady Falk & Rabkin (1998-2001). Associate at Seward & Kissel (1996-1998).


      SHERRY K. VETTERLEIN (DOB 06/22/62) - Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since January 2000. Shareholder/Partner, Buchanan Ingersoll Professional Corporation (1992-2000).

      WILLIAM E. ZITELLI, JR. (DOB 06/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998-2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994-1997).

                                    REPORTING

      The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

                                   PERFORMANCE


      From time to time, each of the Funds may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

      Performance information for the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources.


                              COMPUTATION OF YIELDS

      Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth below and differences in the methods used in valuing portfolio instruments.

      The yield of a money market fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in a money market fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

      MONEY MARKET FUND YIELDS. From time to time the Money Market and Treasury Money Market Funds advertise their "current yield" and "effective yield" (also called "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of these Funds refers to the income generated by an investment in the Funds over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is similarly calculated but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

      The current yield of the Money Market and Treasury Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

      The effective compound yield of these Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1)365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


      For the seven-day period ended December 31, 2001, the seven-day yield and seven-day effective yield for the Money Market Fund were 1.60% and 1.62%, respectively, for Institutional Class Shares, and 1.35% and 1.36%, respectively, for Class A Shares.



      For the seven-day period ended December 31, 2001, the seven-day yield and seven-day effective yield for the Institutional Class Shares of the Treasury Money Market Fund were 1.53% and 1.54%, respectively.


      OTHER YIELDS. The Hawaii Municipal Bond Fund and the High Grade Income Fund may advertise a 30-day yield. The Hawaii Municipal Bond Fund also may advertise a 30-day tax-equivalent yield. These figures will be based on historical earnings and are not intended to indicate future performance. The 30-day yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

      Yield = (2 (a - b/cd + 1)(6) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

      A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in tax-exempt obligations. The tax equivalent yield for the Hawaii Municipal Bond Fund is computed by dividing that portion of the current yield (or effective yield) of the Hawaii Municipal Bond Fund (computed for the Hawaii Municipal Bond Fund as indicated above) that is tax exempt by one minus a stated income tax rate and adding the quotient to that portion (if any) of the yield of the Hawaii Municipal Bond Fund assumes the highest federal tax rate 39.6%. The effective rate used in determining such yield does not reflect the tax costs resulting from the loss of the benefit of personal exemptions and itemized deductions that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding certain levels. The tax equivalent yield may be higher than the rate stated for taxpayers subject to the loss of these benefits.


      For the 30-day period ended December 31, 2001, the 30-day yield and 30-day tax equivalent yield for the Hawaii Municipal Bond Fund were 4.46% and 7.38%, respectively, for the Institutional Class Shares, and 4.03% and 6.67%, respectively, for the Class A Shares.



      For the 30-day period ended December 31, 2001, the 30-day yield for the High Grade Income Fund was 4.42% for the Institutional Class Shares, and 3.97% for the Class A Shares.


                           CALCULATION OF TOTAL RETURN

      TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

      TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV(D) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

      TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV(DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period).

Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

      The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. The performance results listed below refer to results for the fiscal year and the period from each Fund's inception ended December 31, 2001.

                           AVERAGE ANNUAL TOTAL RETURN


                                                                                                   SINCE
                         FUND (INCEPTION DATE)                    1 YEAR         5 YEARS         INCEPTION
                         ---------------------                    ------         -------         ---------
           EQUITY FUND

           Institutional Class Shares (1/31/97)                   -25.61%          N/A              4.70%

           Class A Shares (with sales loads) (1/31/97)*           -30.05%          N/A              3.29%

           after-tax on distributions**                           -25.61%          N/A              3.54%

           after-tax on distributions and redemptions**           -15.60%          N/A              3.85%

           HIGH GRADE INCOME FUND

           Institutional Class Shares (1/31/97)                     7.16%          N/A              5.98%

           Class A Shares (with sales loads) (1/31/97)*             1.90%          N/A              4.67%

           after-tax on distributions**                             5.09%          N/A              3.63%

           after-tax on distributions and redemptions**             4.33%          N/A              3.63%

           HAWAII MUNICIPAL BOND FUND

           Institutional Class Shares (2/16/95)                     4.24%         5.59%             6.05%

           Class A Shares (with sales loads) (2/16/95)*            -0.26%         4.55%             5.29%

           after-tax on distributions**                             4.24%         5.58%             6.02%

           after-tax on distributions and redemptions**             4.41%         5.47%             5.86%

           MONEY MARKET FUND

           Institutional Class Shares (1/30/95)                     3.86%         5.08%             5.16%

           Class A Shares (without sales loads) (1/30/95)*          3.79%         5.07%             5.15%

           TREASURY MONEY MARKET FUND

           Institutional Class Shares (5/1/96)                      3.68%         4.91%             4.93%

----------

* Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown before to that date represents performance of the Fund's Institutional Class Shares.

** After-tax periods are shown only for the Fund's Institutional Class Shares. After-tax returns for Class A Shares will vary.


                         PURCHASING AND REDEEMING SHARES

      Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions will be made in full and fractional shares that are calculated to three decimal places.

      It is currently the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust of up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

      The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Sub-Adviser, the Administrator and/or the custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE


      GENERAL POLICY. The Fund's policies are based on Section 2(a)(41) of and Rule 2a-4 under the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees.

      EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

      MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees. The money market funds' valuation methodologies are based on Rule 2a-7 under the 1940 Act.

      USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.


                                      TAXES


      The following is only a summary of certain federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

      FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

      QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

      In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) at the close of each quarter of each Fund 's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls or that are engaged in the same, similar or related trades or business.

      Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

      If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

      The Funds each may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

      A Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income.

      A Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

      If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

      Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

      In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 30.5% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

      FEDERAL EXCISE TAX. If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

      STATE TAXES. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.


      ADDITIONAL CONSIDERATIONS FOR HAWAII MUNICIPAL BOND FUND. The Fund intends to qualify to pay "exempt interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Fund's net tax-exempt interest income will be "exempt interest dividends" that may be excluded from shareholders' gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral deferral income tax consequences, including alternative minimum tax consequences, as discussed below.

      Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at a rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Fund intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

      The percentage of income that constitutes exempt-interest dividends will be determined for each year for the Fund and will be applied uniformly to all dividends declared with respect to the Fund during that year. This percentage may differ from the actual percentage for any particular day.

      Interest on indebtedness incurred or continued by shareholders to purchase or carry Shares of the Fund will be limited for federal income tax purposes to the extent that any portion of such Fund's distributions consist of exempt-interest dividends. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

      Any loss on the sale or exchange of shares of the Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing Shares of the Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in trade or business a part of such a facility.

      Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt interest dividends.

      Issuers of bonds purchased by the Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been in-accurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

      The Fund may not be a suitable investment for tax-exempt shareholders and plans because such shareholders and plans would not gain any additional tax benefit from the receipt of exempt-interest dividends.

      The state and local tax consequences of an investment in the Fund may differ from the federal consequences described above and shareholders are urged to consult their tax advisers with respect to such consequence.

      HAWAII TAXATION. The State of Hawaii has specifically adopted Sections 852 through 855 of the Code, which provisions provide for pass-through treatment of exempt interest dividends and capital gains, i.e., distributions by the Hawaii Municipal Bond Fund of dividends representing exempt interest and capital gains retain their original character in the hands of shareholders. As the State of Hawaii's Department of Taxation has confirmed in response to a request by special counsel for the Trust, distributions from the Hawaii Municipal Bond Fund to its shareholders which are attributable to interest on obligations exempt from income tax in the State of Hawaii will not be subject to Hawaii income tax in the hands of shareholders so long as at least 50% of the Hawaii Municipal Bond Fund's assets are invested in securities the interest from which is exempt from Hawaii state taxation. In addition, the Department of Taxation has confirmed that interest income on obligations issued by the U.S. government and its territories is exempt from State of Hawaii income taxation. While the Hawaii Municipal Bond Fund intends to invest primarily in obligations which produce tax-exempt interest, if the Fund invests in obligations that are not exempt for Hawaii purposes, a portion of the Fund's distribution will be subject to Hawaii income tax.

                                FUND TRANSACTIONS


      BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.


      In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

      For the fiscal years ended December 31, 1999, 2000 and 2001, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

              AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID


FUND                                        1999           2000           2001
--------------------------------------------------------------------------------
Equity Fund                               $181,838       $265,359       $443,755
--------------------------------------------------------------------------------
High Grade Income Fund                    $      0       $      0       $      0
--------------------------------------------------------------------------------
Hawaii Municipal Bond Fund                $      0       $      0       $      0
--------------------------------------------------------------------------------
Money Market Fund                         $      0       $      0       $      0
--------------------------------------------------------------------------------
Treasury Money Market Fund                $      0       $      0       $      0
--------------------------------------------------------------------------------


      BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

      Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

      To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

      In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

      From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds' paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

      For the fiscal year ended December 31, 2001, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:

                                                                                Total Dollar Amount of
                                                                           Transactions Involving Directed
                                      Total Dollar Amount of Brokerage        Brokerage Commissions for
               Fund                  Commissions for Research Services            Research Services
----------------------------------------------------------------------------------------------------------
Equity Fund                                     $237,410.80                        $159,105,707.63
----------------------------------------------------------------------------------------------------------
High Grade Income Fund                          $         0                        $             0
----------------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund                      $         0                        $             0
----------------------------------------------------------------------------------------------------------
Money Market Fund                               $         0                        $             0
----------------------------------------------------------------------------------------------------------
Treasury Money Market Fund                      $         0                        $             0
----------------------------------------------------------------------------------------------------------



      BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended December 31, 1999, 2000 and 2001, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected:

                               Total $ Amount of Brokerage       % of Total Brokerage          % of Total Brokerage
                             Commissions Paid to Affiliated       Commissions Paid to      Transactions Effected Through
          Fund                           Brokers                  Affiliated  Brokers           Affiliated BrokerS
------------------------------------------------------------------------------------------------------------------------
                                1999      2000       2001     1999       2000       2001     1999       2000       2001
------------------------------------------------------------------------------------------------------------------------
Equity Fund                    $6265       $0         $0        0%         0%         0%       0%         0%         0%
------------------------------------------------------------------------------------------------------------------------
High Grade Income Fund            --       --         --       --         --         --       --         --         --
------------------------------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund        --       --         --       --         --         --       --         --         --
------------------------------------------------------------------------------------------------------------------------
Money Market Fund                 --       --         --       --         --         --       --         --         --
------------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund        --       --         --       --         --         --       --         --         --
------------------------------------------------------------------------------------------------------------------------

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. On December 31, 2001, the following Funds held securities of the Trust's "regular brokers or dealers" as follows:

                                                                       TOTAL $ AMOUNT OF SECURITIES OF
                                                                          EACH REGULAR BROKER-DEALER
           FUND                           NAME OF BROKER/DEALER                       HELD
------------------------------------------------------------------------------------------------------
Money Market Fund*                     Credit Suisse First Boston                $ 3,600,000
------------------------------------------------------------------------------------------------------
Treasury Money Market Fund**           Credit Suisse First Boston                $17,500,000
------------------------------------------------------------------------------------------------------

* All of the broker-dealer securities held by the Money Market Fund represent repurchase agreements fully collateralized by U.S. government agency securities.

** All of the broker-dealer securities held by the Treasury Money Market Fund represent repurchase agreements fully collateralized by U.S. Treasury securities.

      The portfolio turnover rate for the Equity Fund was 58% for the fiscal year ended December 31, 1999, 52% for the fiscal year ended December 31, 2000, and 86% for the fiscal year ended December 31, 2001. The portfolio turnover rate for the High Grade Income Fund was 56% for the fiscal year ended December 31, 1999, 88% for the fiscal year ended December 31, 2000, and 89% for the fiscal year ended December 31, 2001. The portfolio turnover rate for the Hawaii Municipal Bond Fund was 14% for the fiscal year ended December 31, 1999, 19% for the fiscal year ended December 31, 2000, and 4% for the fiscal year ended December 31, 2001.


                              DESCRIPTION OF SHARES

      The Agreement and Declaration of Trust ("Declaration of Trust") authorizes the issuance of an unlimited number of each series. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account additional distribution and transfer agency expenses attributable to Class A shares. Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any additional series or separate class and all assets in which such consideration is invested would belong to that series or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                                     VOTING

      Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

      Where the Trust's Prospectuses or Statements of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (1) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

      The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their Offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                             5% AND 25% SHAREHOLDERS

      A shareholder owning of record or beneficially more than 25% of a particular Fund's shares may be considered to be a "controlling person" of that Fund. Accordingly, its vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Fund's other shareholders. As of April 1, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Adviser, beneficial owners) of 5% and 25% or more of the Fund's shares:

FUND                          SHAREHOLDER                                 %
----                          -----------                                 -
Equity Fund                   Harry Martens Von Holt TR                   11.40%
Class A Shares                U/A DTD 4/16/1991
                              P.O. Box 1879
                              Kamuela, HI 96743-1879

                              Marion K Humphreys TR                       11.40%
                              PIOS Revocable Trust
                              U/A DTD 12/12/1988
                              73-4310 Huehue St.
                              Kailua Kona, HI 96740-8695

                              Jean C. Marchant TR                         11.40%
                              U/A DTD 6/12/1983
                              3830 Tantalus Dr.
                              Honolulu, HI 92822-5014

                              Mary Karen Caldwell Perkins TR              11.40%
                              U/A DTD 7/14/1980
                              3798 Tantalus Dr.
                              Honolulu, HI 96822-5013

                              Cary Haramoto                                8.82%
                              108 Pamela Ln.
                              Newark, NY 14513-8908

                              Geoffrey Chapman                             5.70%
                              72 Malinson Rd.
                              London SW11 1BP England

                              Rose Lewis Blaloc TR                         5.19%
                              U/A DTD 3/19/1984
                              2053 96th Avenue, S
                              Kent, WA 98031-1485


High Grade Income Fund        Yachiyo Fukuda                               6.85%
Class A Shares                785 Kinau Sr. Apt. 806
                              Honolulu, HI 96813-2589

                              Evelyn Kuraoka                              10.06%
                              3541 Manoa Rd.
                              Honolulu, HI 96822-1134

                              Vanda Lea M. Fay                             8.93%
                              320 Waipoli Rd.
                              Kula, HI 96790-7825

                              Matthew Lee                                 13.71%
                              P.O. Box 72743
                              Oakland, CA 94612-8673

                              Cary Haramoto                               19.07%
                              108 Pamela Ln.
                              Newark, NY 14513

                              Patricia J. Mitzel & Carl Mitzel             7.75%
                              21644 Forest Hill Rd.
                              Richmond, MN 56368-8160

                              John Donovan & Martha Donovan                5.91%
                              437 A. Carter Rd.
                              Kula, HI 96790


Hawaii Municipal Bond Fund    Stacy TJ Wong TR                            11.98%
Class A Shares                U/A DTD 04/30/1992
                              Eric Alfred Knudsen Trust
                              P.O. Box 759


Money Market Fund             Primevest Financial Services FBO            57.82%
Class A Shares                Robert G. Staples
                              400 First Street S., Suite 300
                              P.O. Box 283
                              St. Cloud, MN 56302-0283
                                                                          22.52%

                              Gordon A Okumura
                              1852 Ala Noe Pl.
                              Honolulu, HI 96819-1455

                              Primevest Financial Services FBO             9.72%
                              Robert G. Staples
                              400 First Street S., Suite 300
                              P.O. Box 283
                              St. Cloud, MN 56302-0283


Equity Fund                   FIDAC                                       51.05%
Institutional Class Shares    c/o the Marshall & Ilsley Trust Co.
                              P.O. Box 2977
                              Milwaukee, WI 53201-2977

                              Miter & Co.                                 43.83%
                              c/o Marshall & Ilsley Trust Co.
                              P.O. Box 2977
                              Milwaukee, WI 53201-2977

High Grade Income Fund        FIDAC                                       73.76%
Institutional Class Shares    c/o the Marshall & Ilsley Trust Co.
                              P.O. Box 2977
                              Milwaukee, WI 53201-2977

                              Miter & Co.                                 19.53%
                              c/o Marshall & Ilsley Trust Co.
                              P.O. Box 2977
                              Milwaukee, WI 53201-2977


Hawaii Municipal Bond Fund    FIDAC                                       83.31%
Institutional Class Shares    c/o the Marshall & Ilsley Trust Co.
                              P.O. Box 2977
                              Milwaukee, WI 53201-2977

                              Miter & Co.                                  9.37%
                              c/o Marshall & Ilsley Trust Co.
                              P.O. Box 2977
                              Milwaukee, WI 53201-2977

                              Putnam Investments                           5.72%
                              Attn: DC Plan Admin. Team
                              1 Investors Way
                              Norwood, MA 02062


Money Market Fund             Maril & Co.                                 73.47%
Institutional Class Shares    c/o First Hawaiian Bank
                              Trust & Investments Division
                              P.O. Box 3708
                              Honolulu, HI 96811-3708

                              Maril & Co.                                 24.63%
                              c/o First Hawaiian Bank
                              Trust & Investments Division
                              P.O. Box 3708
                              Honolulu, HI 96811-3708


Treasury Money Market Fund    Maril & Co.                                 64.21%
Institutional Class Shares    c/o First Hawaiian Bank
                              Trust & Investments Division
                              P.O. Box 3708
                              Honolulu, HI 96811-3708

                              Maril & Co.                                 35.08%
                              c/o First Hawaiian Bank
                              Trust & Investments Division
                              P.O. Box 3708
                              Honolulu, HI 96811-3708

                              FINANCIAL INFORMATION

      The Trust's financial statements for the fiscal year ended December 31, 2001, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference. A copy of the 2001 Annual Report must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX

                             DESCRIPTION OF RATINGS



The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch IBCA

Bonds rated AAA by Fitch IBCA are judged by Fitch IBCA to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch IBCA are judged by Fitch IBCA to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                               BISHOP STREET FUNDS

                            PART C: OTHER INFORMATION

ITEM 23.    EXHIBITS:
(a)(1) Agreement and Declaration of Trust dated May 25, 1994 as originally filed with the Registrant's Registration Statement on Form N-1A
            (File No. 33-80514) filed with the SEC on June 20, 1994, is incorporated herein by reference to Exhibit 1 of Post-Effective
            Amendment No. 3 to the Registrant's Registration Statement, as filed
            February 29, 1996.

(a)(2)      Amended and Restated Agreement and Declaration of Trust dated
            September 1, 1994 as originally filed with the Registrant's
            Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-80514) filed with the SEC on September 7, 1994, is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
            Registration Statement, as filed February 29, 1996.

(b)(1)      By-Laws of the Registrant as originally filed with the Registrant's
            Registration Statement filed with the SEC on Form N-1A (File No.
            33-80514) on June 20, 1994, are incorporated herein by reference to
            Exhibit 2 of Post-Effective Amendment No. 3 to the Registrant's
            Registration Statement, as filed February 29, 1996.

(b)(2) Amended By-Laws of the Registrant as originally filed with the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on
            Form N-1A (File No. 33-80514) on September 7, 1994, are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 3 to the Registrant's Registration
            Statement, as filed February 29, 1996.

(b)(3) Amended By-Laws of the Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 26, 1998.

(c)         Not applicable.

(d)(1)      Investment Advisory Agreement between the Registrant and First
            Hawaiian Bank dated January 25, 1995, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 3 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed February 29, 1996.

(d)(2)      Investment Sub-Advisory Agreement by and among the Registrant, First
            Hawaiian Bank and Wellington Management Company, LLP dated January
            27, 1995, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 3 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(d)(3) Amended and Restated Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management
            Company, LLP dated April 30, 1996, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 5 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed April 30, 1997.

(d)(4)      Schedule B dated April 30, 1996, to the Investment Advisory
            Agreement dated January 27, 1995, between the Registrant and First
            Hawaiian Bank, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 5 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1997.

(d)(5)      Investment Advisory Agreement between the Registrant and First
            Hawaiian Bank dated March 31, 1999, is incorporated herein by reference to Exhibit (d)5 of Post-Effective Amendment No. 12 to the
            Registrants Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed April 30, 1999.

(d)(6)      Investment Sub-Advisory Agreement by and among the Registrant,
            First Hawaiian Bank and Wellington Management Company, LLP dated
            March 31, 1999, is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration
            Statement on Form N-1A (File No. 33-80514), as filed April 30,
            1999.

(d)(7)      Assignment and Assumption Agreement between First Hawaiian Bank and
            Bishop Street Capital Management dated February 22, 2000 is incorporated herein by reference to Exhibit (d)(7) of Post-Effective
            Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(d)(8)      Consent to Assignment and Assumption of the Investment Advisory
            Agreement between the Bishop Street Funds and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(8) of Post-Effective
            Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.


(d)(9)      Consent to Assignment and Assumption of the Investment Sub-Advisory
            Agreement between First Hawaiian Bank and Wellington Management LLP is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 14 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.


(e)(1)      Distribution Agreement between the Registrant and SEI Financial
            Services Company dated January 27, 1995, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 3 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed February 29, 1996.

(e)(2)      Amended and Restated Distribution Agreement between the
            Registrant and SEI Investments Distribution Co. dated June 10,
            1999, is incorporated herein by reference to Exhibit (e)2 of Post-Effective Amendment No. 13 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed June 11, 1999.

(f)         Not Applicable.

(g)         Custodian Agreement between the Registrant and Chemical Bank,
            N.A. dated October 24, 1994, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 3 to the
            Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed February 29, 1996.

(h)(1)      Administration Agreement between the Registrant and SEI Financial
            Management Corporation dated January 27, 1995, is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No.
            3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(h)(2)      Transfer Agent Agreement between the Registrant and Supervised
            Service Company, Inc. dated January 30, 1995, is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment
            No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(h)(3) Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI
            Fund Resources dated June 1, 1996, is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 5 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed April 30, 1997.


(h)(4)      Amendment No. 1 to Consent to Assignment and Assumption of the
            Administration Agreement between the Trust and SEI Financial
            Management Corporation dated May 10, 2001 is filed herewith.

(i)         Opinion and Consent of Counsel is filed herewith.

(j) Consent of Independent Auditors (PricewaterhouseCoopers LLP) is filed herewith.


(k)         Not Applicable.

(l)         Not Applicable.

(m)(1) 12b-1 Plan (Class B) dated January 27, 1995 as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, is incorporated herein by reference to Exhibit 15 of Post-Effective
            Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29,
            1996.

(m)(2) 12b-1 Plan (Class A) dated January 27, 1995, is incorporated herein by reference to Exhibit (m)2 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed June 11, 1999.

(o)(1)      Rule 18f-3 Plan (Class B) as originally filed with the
            Registrant's Post-Effective Amendment No. 1 on July 31, 1995, is incorporated herein by reference to Exhibit 18 of Post-Effective
            Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February
            29, 1996.

(o)(2) Rule 18f-3 Plan (Class A) dated May 13, 1999, is incorporated herein by reference to Exhibit (o)2 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed June 11, 1999.


(o)(3)      Rule 18f-3 Plan dated February 15, 2001, is filed herewith.


(p)(1) Code of Ethics for the Bishop Street Funds is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(p)(2) Code of Ethics for First Hawaiian Bank is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(p)(3)      Code of Ethics for Wellington Management Company, LLP dated March 1,
            2000 is incorporated herein by reference to Exhibit (p)4 of Post-Effective Amendment No. 26 of the Arbor Fund's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-50718), as filed March 16, 2000.

(q)         Powers of Attorney for Martin Anderson, Charles E. Carlbom,
            Philip H. Ching, James L. Huffman, William S. Richardson, Peter
            F. Sansevero, Manuel R. Sylvester and Joyce S. Tsunoda are incorporated herein by reference to Exhibit (p) of Post-Effective
            Amendment No. 12 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April
            30, 1999.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

      See the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.    INDEMNIFICATION:

      Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISER:

      Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

FIRST HAWAIIAN BANK

      As of February 22, 2000, Bishop Street Capital Management serves as adviser to the Funds. Bishop Street Capital Management is an investment adviser registered under the Investment Advisers Act of 1940.

      Prior to February 22, 2000, First Hawaiian Bank was the adviser for the Registrant's Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and Treasury Money Market Fund. First Hawaiian Bank is an investment adviser registered under the Investment Advisers Act of 1940. The principal business address of First Hawaiian Bank and BancWest Corporation is 999 Bishop Street, Honolulu, Hawaii 96813. The principal business address for Bank of the West is 180 Montgomery Street, San Francisco, California 94104. The principal business address for HighMark Capital Management, Inc. is 475 Sansome Street, Suite 1400, San Francisco, CA 94111.


NAME AND POSITION WITH                                    CONNECTION WITH
  INVESTMENT ADVISER         NAME OF OTHER COMPANY        OTHER COMPANY
  ------------------         ---------------------        -------------
William E. Atwater           BancWest Corp               Senior Vice President,
                                                         General Counsel and Secretary

                             First Hawaiian Bank         Executive Vice President,
                                                         General Counsel and Secretary

                             FHL International, Inc.     Vice President and Secretary

                             FHL Lease Holding           Vice President and Secretary
                             Company, Inc.

                             FHL SPC One, Inc.           Secretary

                             FHL SPC Two, Inc.           Vice President and Secretary

                             FH Center Inc.              Vice President and Secretary

                             FHB Properties, Inc.        Vice President and Secretary

                             First Hawaiian              Vice President and Secretary
                             Insurance, Inc.

                             First Hawaiian              Vice President and Secretary
                             Leasing, Inc.

                             First Hawaiian Real         Secretary
                             Estate Holdings, Inc.

                             Pacific One Dealer          Secretary
                             Center, Inc.

                             Real Estate                 Vice President and Secretary
                             Delivery, Inc.

                             The Bankers Club, Inc.      Secretary

                             Center Club, Inc.           Secretary

                             First Hawaiian Foundation   Director and Secretary

Joseph Caballero             First Hawaiian Bank         Vice President and
Senior Vice President                                    Investment Officer

Vice President &
Assistant   Secretary

Walter A. Dods, Jr.          BancWest Corp.              Director, Chairman and
Director                                                 Chief Executive Officer

                             Bank of the West            Director

                             First Hawaiian Bank         Director, Chairman and
                                                         Chief Executive Officer

                             FHL Lease Holding           Director
                             Company, Inc.

                             FHL International, Inc.     Director, President and
                                                         Chief Executive Officer

                             FHL SPC One, Inc.           Director, Chairman and
                                                         Chief Executive Officer

                             FHL SPC Two, Inc.           Director

                             First Hawaiian Leasing,     Director
                             Inc.

                             FH Center Inc.              Director, Chairman and President

                             FHB Properties, Inc.        Director, Chairman and
                                                         Chief Executive Officer

                             FHB Hawaiian Insurance,     Director, Chairman and
                             Inc.                        Chief Executive Officer

                             FHB Hawaiian Real Estate    Director, Chairman and
                             Holdings, Inc.              Chief Executive Officer

                             Pacific One Dealer          Director, Chairman
                             Center, Inc.

                             Real Estate Delivery,       Director, Chairman and
                             Inc.                        Chief Executive Officer

                             First Hawaiian Foundation   Director, Chairman

James D. Dresser             HighMark Capital            Vice President,
Vice President &             Management Company, Inc.    Institutional Sales
Regional Sales Manager                                   and Marketing

Bradford L. Harrison         First Hawaiian Bank         Vice President
Vice President

Phillip Hart                 First Hawaiian Bank         Vice President and
Senior Vice President                                    Investment Officer
and Senior Portfolio
Manager

Donald G. Horner             BancWest Corp.              Executive Vice President
Director

                             First Hawaiian Bank         Vice Chairman

                             FHL SPC One, Inc.           Director, Vice President

                             FHL SPC Two, Inc.           Director

                             FHL Lease Holding           Director
                             Company, Inc.

                             FHB Properties, Inc.        Director, Vice President

                             First Hawaiian Leasing,     Director
                             Inc.

                             FH Center Inc.              Director

                             First Hawaiian              Director, President
                             Insurance, Inc.

                             First Hawaiian Real         Director, Executive
                             Estate Holdings, Inc.       Vice President

                             Pacific One Dealer          Director, President and
                             Center, Inc.                Chief Executive Officer

                             Real Estate Delivery,       Director, Vice President
                             Inc.

                             First Hawaiian Foundation   Director, Vice President

Howard H. Karr               BancWest Corp.              Executive Vice President
Director                                                 and Chief Financial Officer

                             First Hawaiian Bank         Vice Chairman

                             FHI International, Inc.     Director, Vice President and
                                                         Treasurer

                             FHL SPC One, Inc.           Director

                             FHL SPC Two, Inc.           Director

                             FHL Lease Holding           Director
                             Company, Inc.

                             First Hawaiian Leasing,     Director
                             Inc.

                             FH Center Inc.              Director, Vice President
                                                         and Treasurer

                             FHB Properties, Inc.        Director, Vice President
                                                         and Treasurer

                             First Hawaiian              Director, Vice Chairman
                             Insurance, Inc.

                             First Hawaiian Real         Director, Treasurer
                             Estate Holdings, Inc.

                             Pacific One Dealer          Director, Treasurer
                             Center, Inc.

                             Real Estate Delivery,       Director, Vice President
                             Inc.                        and Treasurer

                             First Hawaiian Foundation   Director, Treasurer

T. Mark McCamley             First Hawaiian Bank         Investment Officer
Client Service Director

Don J. McGrath               BancWest Corporation        President & Chief
Director                                                 Operating Officer

                             First Hawaiian Bank         Director and Vice
                                                         Chairman

Robin S. Midkiff             First Hawaiian Bank         Executive Vice President
President                    First Hawaiian Foundation   Director

Kenneth L. Miller
Vice President and
Senior Equity Analyst

Gregory E. Ratte             First Hawaiian Bank         Vice President
Senior Vice President
and Chief Investment
Officer

John K. Tsui                 First Hawaiian Bank         President & Chief
Director, Chairman &                                     Operating Officer
Chief Executive Officer

Albert M. Yamada             BancWest Corp.              Assistant Treasurer
Treasurer

                             First Hawaiian Bank         Executive Vice
                                                         President & Chief
                                                         Financial Officer

                             FHI International, Inc.     Assistant Treasurer

                             FHL Lease Holding Company,  Vice President and
                             Inc.                        Treasurer

                             FHL SPC One, Inc.           Treasurer

                             FHL SPC Two, Inc.           Vice President and Treasurer

                             FH Center Inc.              Assistant Treasurer

                             FHB Properties, Inc.        Assistant Treasurer

                             First Hawaiian Insurance,   Treasurer
                             Inc.

                             First Hawaiian Leasing,     Vice President and Treasurer
                             Inc.

                             First Hawaiian Real Estate  Assistant Treasurer
                             Holdings, Inc.

                             Pacific One Dealer          Assistant Treasurer
                             Center, Inc.

                             Real Estate Delivery, Inc.  Assistant Treasurer

                             The Bankers Club, Inc.      Treasurer and Assistant
                                                         Secretary

                             Center Club, Inc.           Treasurer

                             First Hawaiian Foundation   Director

WELLINGTON MANAGEMENT COMPANY, LLP

      Wellington Management Company, LLP ("Wellington") is a sub-adviser for the Registrant's Money Market Fund and Treasury Money Market Fund. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Investment Advisers Act of 1940. The principal business address for Wellington Hedge Management, Inc., Wellington Management International, Wellington Sales Corporation and Wellington Trust Company, NA is the same as Wellington Management Company. The principal business for Wellington International Management Company Pte Ltd. is Six Battery Road, Ste. 17-06, Singapore 049909. The principal business address for Wellington Global Administrator, Ltd., Wellington Global Holdings, Ltd. and Wellington Management Global Holdings, Ltd. is Clarendon House, 2 Church Street, PO Box HM 666, Hamilton HMCX, Bermuda. The principal business for Wellington Luxembourg SCA is 33, Boulevard Prince Henri, L-2014 Luxembourg.


 NAME AND POSITION WITH                                        CONNECTION WITH
   INVESTMENT ADVISER         NAME OF OTHER COMPANY         OTHER COMPANY
   ------------------         ---------------------         -------------
Kenneth Lee Abrams                      --                      --
Partner

Nicholas Charles Adams                  --                      --
Partner

Rand Lawrence Alexander                 --                      --
Partner

Deborah Louise Allinson      Wellington Trust         Vice President
Partner                      Company, NA

Steven C. Angeli                        --                      --
Partner

James Halsey Averill                    --                      --
Partner

John F. Averill              Wellington Hedge         Vice President
Partner                      Management, Inc.

Karl E. Bandtel              Wellington Global        Sr. Vice President
Partner                      Administrator, Ltd.

                             Wellington Global        Sr. Vice President
                             Holdings, Ltd.
                                                      Sr. Vice President
                             Wellington Hedge
                             Management, Inc.

Mark James Beckwith                     --                      --
Partner

James A. Bevilacqua          Wellington Global        Vice President
Partner                      Holdings, Ltd.

                             Wellington Global        Vice President
                             Administrator, Ltd.

                             Wellington Hedge         Sr. Vice President
                             Management, Inc.


Kevin J. Blake                          --                      --
Partner

William Nicholas Booth                  --                      --
Partner

 NAME AND POSITION WITH                                   CONNECTION WITH
   INVESTMENT ADVISER         NAME OF OTHER COMPANY       OTHER COMPANY
   ------------------         ---------------------       -------------
Paul Braverman               Wellington Global            Treasurer
Partner                      Administrator, Ltd.

                             Wellington Global            Treasurer
                             Holdings, Ltd.
                                                          Treasurer
                             Wellington Hedge
                             Management, Inc.
                                                          Director
                             Wellington
                             International
                             Management Company Pte       Treasurer
                             Ltd.

                             Wellington Management        Partner & CFO
                             Global Holdings, Ltd.

                             Wellington Management        President and Treasurer
                             International, LLP
                                                          Vice President and
                             Wellington Sales             Treasurer/Cashier
                             Corporation

                             Wellington Trust
                             Company, NA

Robert A. Bruno                         --                          --
Partner

Maryann Evelyn Carroll                  --                          --
Partner

William R.H. Clark           Wellington International     Senior Vice President,
Partner                      Management Company, Pte      Partner, and International
                                                          Business Development Officer

Pamela Dippel                Wellington Trust             Vice President
Partner                      Company, NA

Scott M. Elliot                         --                          --
Partner

Robert Lloyd Evans                      --                          --
Partner

David R. Fassnacht                      --                          --
Partner

Lisa de la Fuente Finkel     Wellington Global            Sr. Vice President &
Partner                      Administrator, Ltd.          Director

                             Wellington Global
                             Holdings, Ltd.               Director

                             Wellington Hedge             Sr. Vice President
                             Management, Inc.

                             Wellington Luxembourg        Supervisory Board
                             S.C.A.
                                                          Director
                             Wellington Management
                             Global Holdings, Ltd.
                                                          Sr. Vice President &
                             Wellington Sales             Director
                             Corporation

Mark T. Flaherty             Wellington Trust             Vice President
Partner                      Company, NA

 NAME AND POSITION WITH                                   CONNECTION WITH
   INVESTMENT ADVISER         NAME OF OTHER COMPANY       OTHER COMPANY
   ------------------         ---------------------       -------------
Charles Townsend Freeman                --                          --
Partner

Laurie Allen Gabriel         Wellington Global            Sr. Vice President
Managing Partner             Administrator, Ltd.

                             Wellington Hedge             Sr. Vice President &
                             Management, Inc.             Director

                             Wellington Trust             Vice President
                             Company, NA

John Herrick Gooch           Wellington Global            President & Director
Partner                      Administrator, Ltd.

                             Wellington Global            President & Director
                             Holdings, Ltd.

                             Wellington Hedge             President
                             Management, Inc.

                             Wellington Management        President & Director
                             Global Holdings, Ltd.

                             Wellington Management        Partner
                             International, LLP

                             Wellington Trust             Vice President &
                             Company, NA                  Director

Nicholas Peter Greville      Wellington Global            Sr. Vice President
Partner                      Administrator, Ltd.

                             Wellington                   Director
                             International
                             Management Company Pte
                             Ltd.

                             Wellington Management        Partner
                             International, LLP

Paul J. Hamel                Wellington Trust             Vice President & Bank
Partner                      Company, NA                  Information Systems
                                                          Officer

Lucius Tuttle Hill, III                 --                          --
Partner

Jean M. Hynes                           --                          --
Partner

 NAME AND POSITION WITH                                   CONNECTION WITH
   INVESTMENT ADVISER         NAME OF OTHER COMPANY       OTHER COMPANY
   ------------------         ---------------------       -------------
Paul David Kaplan            Wellington Global            Director
Partner                      Administrator, Ltd.

                             Wellington Global            Director
                             Holdings, Ltd.
                                                          Director
                             Wellington Management
                             Global Holdings, Ltd.

Lorraine A. Keady            Wellington Trust Co., NA     Vice President,
Partner                                                   Trust Officer

                             Wellington Hedge             Sr. Vice President
                             Management Inc.

John Charles Keogh           Wellington Trust             Vice President
Partner                      Company, NA

George Cabot Lodge, Jr.      Wellington Global            Sr. Vice President
Partner                      Administrator, Ltd.
                                                          Sr. Vice President
                             Wellington Hedge
                             Management, Inc.

                             Wellington Trust Co., NA.    Vice President

Nancy Therese Lukitsh        Wellington Global            Sr. Vice President
Partner                      Administrator, Ltd.

                             Wellington Hedge             Sr. Vice President
                             Management, Inc.

                             Wellington Trust             Vice President  &
                             Company, NA                  Director

Mark Thomas Lynch                       --                      --
Partner

Mark D. Mandel                          --                      --
Partner

Christine Smith Manfredi     Wellington Global            Sr. Vice President
Partner                      Administrator, Ltd.

                             Wellington Global            Sr. Vice President
                             Holdings, Ltd.

                             Wellington Hedge             Sr. Vice President
                             Management, Inc.

                             Wellington Trust             Vice President
                             Company, NA

Earl Edward McEvoy                      --                      --
Partner

 NAME AND POSITION WITH                                   CONNECTION WITH
   INVESTMENT ADVISER         NAME OF OTHER COMPANY       OTHER COMPANY
   ------------------         ---------------------       -------------
Duncan Mathieu McFarland     Wellington Global            Chairmain & Director
Managing Partner             Administrator, Ltd.

                             Wellington Global            Director
                             Holdings, Ltd.
                                                          Chairman & Director
                             Wellington Hedge
                             Management, Inc.

                             Wellington
                             International
                             Management Company Pte       Director
                             Ltd.

                             Wellington Management        Director
                             Global Holdings Ltd.

                             Wellington Management        Partner
                             International, LLP

                             Wellington Trust             Director
                             Company, NA

Paul Mulford Mecray, III                --                      --
Partner

Matthew Edward Megargel                 --                      --
Partner

James Nelson Mordy                      --                      --
Partner

Diane Carol Nordin           Wellington Global            Sr. Vice President
Partner                      Administrator, Ltd.

                             Wellington Hedge             Sr. Vice President
                             Management, Inc.

Stephen T. O'Brien                      --                      --
Partner

Andrew S. Offit                         --                      --
Partner

Edward Paul Owens                       --                      --
Partner

Saul Joseph Pannell                     --                      --
Partner

Thomas Louis Pappas                     --                      --
Partner

 NAME AND POSITION WITH                                   CONNECTION WITH
   INVESTMENT ADVISER         NAME OF OTHER COMPANY       OTHER COMPANY
   ------------------         ---------------------       -------------
Jonathan Martin Payson       Wellington Global            Chairman & Director
Partner                      Administrator, Ltd.

                             Wellington Global            Chairman & Director
                             Holdings, Ltd.

                             Wellington Management        Director
                             Global Holdings, Ltd.

                             Wellington Sales             Chairman & Sr. Vice President
                             Corporation

                             Wellington Trust             Chairman, President & Director
                             Company, NA

Philip H. Perelmuter                    --                      --
Partner

Robert Douglas Rands                    --                      --
Partner

Eugene Edward Record, Jr.    Wellington Trust             Vice President
Partner                      Company, NA

James Albert Rullo                      --                      --
Partner

John Robert Ryan             Wellington Hedge             Director
Managing Partner             Management, Inc.

Joseph Harold Schwartz                  --                      --
Partner

James H. Shakin                         --                      --
Partner

Theodore Shasta                         --                      --
Partner

Binkley Calhoun Shorts                  --                      --
Partner

Scott E. Simpson                        --                      --
Partner

Trond Skramstad                         --                      --
Partner

Catherine Anne Smith                    --                      --
Partner

Stephen Albert Soderberg                --                      --
Partner

 NAME AND POSITION WITH                                   CONNECTION WITH
   INVESTMENT ADVISER         NAME OF OTHER COMPANY       OTHER COMPANY
   ------------------         ---------------------       -------------
Eric Stromquist                         --                      --
Partner

Brendan James Swords         Wellington Global            President
Partner                      Administrator, Ltd.

                             Wellington Hedge             Sr. Vice President
                             Management, Inc.

                             Wellington Global            President
                             Holdings, Ltd

                             Wellington Management        President
                             Global Holdings, Ltd

Harriett Tee Taggart                    --                      --
Partner

Perry Marques Traquina                  --                      --
Partner





Gene Roger Tremblay                     --                      --
Partner

Michael Aaron Tyler                     --                      --
Partner

Mary Ann Tynan               Wellington Luxembourg        Supervisory Board
Partner                      S.C.A.

                             Wellington Management        Partner & Compliance
                             International, LLP           Officer

                             Wellington Sales             Sr. Vice President,
                             Corporation                  Clerk & Director

                             Wellington Trust             Vice President & Trust
                             Company, NA                  Officer

Nilesh P. Undavia            Wellington Global            Vice President
Partner                      Holdings, Ltd

Clare Villari                           --                      --
Partner

Ernst Hans von Metzsch       Wellington Global            Sr. Vice President
Partner                      Administrator, Ltd.

                             Wellington Global            Sr. Vice President
                             Holdings, Ltd.

                             Wellington Hedge             Sr. Vice  President
                             Management, Inc.

 NAME AND POSITION WITH                                   CONNECTION WITH
   INVESTMENT ADVISER         NAME OF OTHER COMPANY       OTHER COMPANY
   ------------------         ---------------------       -------------
James Leland Walters         Wellington Global            Deputy Chairman &
Partner                      Administrator, Ltd.          Director

                             Wellington Global            Deputy Chairman &
                             Holdings, Ltd.               Director

                             Wellington
                             International                Director
                             Management Company Pte
                             Ltd.

                             Wellington Luxembourg        Supervisory Board
                             S.C.A.

                             Wellington Management        Deputy Chairman , Sr.
                             Global Holdings, Inc.        Vice President &
                                                          Director

                             Wellington Sales             Sr. Vice President,
                             Corporation                  Assistant Clerk &
                                                          Director

                             Wellington Trust             Trust Counsel &
                             Company, NA                  Director

Kim Williams                            --                      --
Partner

Francis Vincent                         --                      --
Wisneski, Jr.
Partner

Itsuki Yamashita            Wellington International      Senior Managing
Partner                     Management Company            Director
                            Pte Ltd.



ITEM 27.  PRINCIPAL UNDERWRITER:

      (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

      Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

      SEI Daily Income Trust                         July 15, 1982
      SEI Liquid Asset Trust                         November 29, 1982
      SEI Tax Exempt Trust                           December 3, 1982
      SEI Index Funds                                July 10, 1985
      SEI Institutional Managed Trust                January 22, 1987
      SEI Institutional International Trust          August 30,1988
      The Advisors' Inner Circle Fund                November 14, 1991
      STI Classic Funds                              May 29, 1992
      The Arbor Fund                                 January 28, 1993
      Bishop Street Funds                            January 27, 1995
      STI Classic Variable Trust                     August 18, 1995
      SEI Asset Allocation Trust                     April 1, 1996
      SEI Institutional Investments Trust            June 14, 1996
      HighMark Funds                                 February 15, 1997
      Armada Funds                                   March 8, 1997
      Expedition Funds                               June 9, 1997
      Oak Associates Funds                           February 27, 1998

      The Nevis Fund, Inc.                           June 29, 1998
      CNI Charter Funds                              April 1, 1999
      The Armada Advantage Fund                      May 1, 1999
      Amerindo Funds Inc.                            July 13, 1999
      iShares Inc.                                   January 28, 2000
      SEI Insurance Products Trust                   March 29, 2000
      iShares Trust                                  April 25, 2000
      Pitcairn Funds                                 August 1, 2000
      First Focus Funds, Inc.                        October 1, 2000
      JohnsonFamily Funds, Inc.                      November 1, 2000
      The MDL Funds                                  January 24, 2001
      Causeway Capital Management Trust              September 20, 2001



The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

      (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless other wise noted, the business address of each director or officer is SEI Investments Distribution Co., Oaks, PA 19456.


Offices                        Position and Office                                           Positions and
Name                           with Underwriter                                              with Registrant
----                           ----------------                                              ---------------
Alfred P. West, Jr.          Director, Chairman of the Board of Directors                           --
Richard B. Lieb              Director, Executive Vice President                                     --
Carmen V. Romeo              Director                                                               --
Mark J. Held                 President & Chief Operating Officer                                    --
Dennis J. McGonigle          Executive Vice President                                               --
Robert M. Silvestri          Chief Financial Officer & Treasurer                                    --
Todd Cipperman               Senior Vice President & General Counsel                                --
Carl A. Guarino              Senior Vice President                                                  --
Jack May                     Senior Vice President                                                  --
Kevin P. Robins              Senior Vice President                                                  --
Patrick K. Walsh             Senior Vice President                                                  --
Wayne M. Withrow             Senior Vice President                                                  --
Robert Aller                 Vice President                                                         --
John D. Anderson             Vice President & Managing Director                                     --
Timothy D. Barto             Vice President & Assistant Secretary                                   --
Robert Crudup                Vice President & Managing Director                                     --
Richard A. Deak              Vice President & Assistant Secretary                                   --
Scott W. Dellorfano          Vice President & Managing Director                                     --
Barbara Doyne                Vice President                                                         --
Jeff Drennen                 Vice President                                                         --
Scott C. Fanatico            Vice President & Managing Director                                     --
Vic Galef                    Vice President & Managing Director                                     --
Steven A. Gardner            Vice President & Managing Director                                     --
Lydia A. Gavalis             Vice President & Assistant Secretary                                   --
Greg Gettinger               Vice President & Assistant Secretary                                   --
Kathy Heilig                 Vice President                                                         --
Jeff Jacobs                  Vice President                                                         --
Bridget Jensen               Vice President                                                         --
Samuel King                  Vice President                                                         --

Offices                        Position and Office                                           Positions and
Name                           with Underwriter                                              with Registrant
----                           ----------------                                              ---------------
John Kirk                    Vice President & Managing Director                                     --
Kim Kirk                     Vice President & Managing Director                                     --
John Krzeminski              Vice President & Managing Director                                     --
Karen LaTourette             Secretary                                                              --
Alan H. Lauder               Vice President                                                         --
Paul Lonergan                Vice President & Managing Director                                     --
Ellen Marquis                Vice President                                                         --
Christine M. McCullough      Vice President & Assistant Secretary                                   --
Carolyn McLaurin             Vice President & Managing Director                                     --
Mark Nagle                   Vice President                                                         --
Joanne Nelson                Vice President                                                         --
Rob Redican                  Vice President                                                         --
Maria Rinehart               Vice President                                                         --
Steve Smith                  Vice President                                                         --
Daniel Spaventa              Vice President                                                         --
Kathryn L. Stanton           Vice President                                                         --
Sherry K. Vetterlein         Vice President & Assistant Secretary                                   --
Lori L. White                Vice President & Assistant Secretary                                   --
William E. Zitelli, Jr.      Vice President & Assistant Secretary                                   --


ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS:

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

      (a) With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

            Chase Manhattan Bank
            4 New York Plaza
            New York, New York  10004

      (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D);
(4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

            SEI Investments Mutual Funds Services
            Oaks, Pennsylvania 19456

      (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Adviser:

      Bishop Street Capital Management       Wellington Management Company, LLP
      999 Bishop Street                      75 State Street
      Honolulu, Hawaii 96813                 Boston, Massachusetts 02109

ITEM 29.    MANAGEMENT SERVICES:

      None.

ITEM 30:    UNDERTAKINGS:

      Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the appropriate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

      Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

      Registrant undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charges.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Honolulu, State of Hawaii on the 26th day of April, 2002.



                              By: /s/ Robert A. Nesher
                                  _______________________
                                     Robert A. Nesher
                                     President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


                   *                               Trustee                        April 26, 2002
-------------------------------------------
     Martin Anderson

                   *                               Trustee                        April 26, 2002
------------------------------------------
    Charles E. Carlbom

                   *                               Trustee                        April 26, 2002
------------------------------------------
     Philip H. Ching

                   *                               Trustee                        April 26, 2002
-------------------------------------------
     James L. Huffman

                   *                               Trustee                        April 26, 2002
-------------------------------------------
     William S. Richardson

                   *                               Trustee                        April 26, 2002
-------------------------------------------
     Peter F. Sansevero

                   *                               Trustee                        April 26, 2002
-------------------------------------------
     Manuel R. Sylvester

                   *                               Trustee                        April 26, 2002
-------------------------------------------
     Joyce S. Tsunoda

/s/ Julia Babik
-------------------------------------------        Treasurer and Controller       April 26, 2002
     Julia Babik

/s/  Robert A. Nesher                              President and Trustee          April 26, 2002
-------------------------------------------
     Robert A. Nesher

*By:    /s/   Robert A. Nesher
      -------------------------------------
        Robert A. Nesher
        Attorney-in-Fact

                                  EXHIBIT INDEX

NAME              EXHIBIT
----              -------
EX-99.A(1)        Agreement and Declaration of Trust of the Registrant dated May
                  25, 1994, as originally filed with the Registrant's
                  Registration on June 20, 1994, is incorporated herein by
                  reference to Exhibit 1 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on
                  Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.A(2)        Amended and Restated Agreement and Declaration of Trust as
                  originally filed with the Registrant's Pre-Effective Amendment
                  No. 1 on Form N-1A (File No. 33-80514) with the SEC on
                  September 7, 1994, is incorporated herein by reference to
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement, as filed February 29, 1996.

EX-99.B(1)        By-Laws of the Registrant as originally filed with the
                  Registrant's Registration Statement with SEC on Form N-1A
                  (File No. 33-80514) on June 20, 1994, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed February 29,
                  1996.

EX-99.B(2)        Amended By-Laws of the Registrant as originally filed with the
                  Registrant's Pre-Effective Amendment No. 1 filed with the SEC on Form N-1A (File No. 33-80514) on September 7, 1994, are
                  incorporated herein by reference to Exhibit 2(a) of
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement, as filed February 29, 1996.

EX-99.B(3)        Amended By-Laws of the Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 7 to
                  the Registrant's Registration Statement filed with the SEC on
                  Form N-1A (File No. 33-80514), as filed February 26, 1998.

EX-99.D(1)        Investment Advisory Agreement between the Registrant and First
                  Hawaiian Bank dated January 25, 1995, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.D(2)        Investment Sub-Advisory Agreement by and among the Registrant,
                  First Hawaiian Bank and Wellington Management Company, LLP
                  dated January 27, 1995, is incorporated herein by reference to
                  Exhibit 5(b) of Post-Effective Amendment No. 3 to the
                  Registrant's Registration Statement filed with the SEC on Form
                  N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.D(3)        Amended and Restated Investment Sub-Advisory Agreement by and
                  among the Registrant, First Hawaiian Bank and Wellington
                  Management Company, LLP dated April 30, 1996, is incorporated herein by reference to Exhibit 5(c) of Post-Effective
                  Amendment No. 5 to the Registrant's Registration Statement
                  filed with the SEC on Form N-1A (File No. 33-80514), as filed
                  April 30, 1997.

EX-99.D(4)        Schedule B dated April 30, 1996, to the Investment Advisory
                  Agreement dated January 27, 1995, between the Registrant and
                  First Hawaiian Bank, is incorporated herein by reference to
                  Exhibit 5(d) of Post-Effective Amendment.


NAME              EXHIBIT
----              -------
                  No. 5 to the Registrant's Registration Statement filed with the SEC on From N-1A (File No. 33-80514), as filed April 30,
                  1997.

EX-99.D(5)        Investment Advisory Agreement between the Registrant and First
                  Hawaiian Bank dated March 31, 1999, is incorporated herein by reference to Exhibit (d)5 of Post-Effective Amendment No. 12 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1999.

EX-99.D(6)        Investment Sub-Advisory Agreement by and among the Registrant,
                  First Hawaiian Bank and Wellington Management Company, LLP
                  dated March 31, 1999, is incorporated herein by reference to
                  Exhibit (d)6 of Post-Effective Amendment No. 12 to the
                  Registrant's Registration Statement filed with the SEC on Form
                  N-1A (File No. 33-80514), as filed April 30, 1999.

EX.99.D(7)        Assignment and Assumption Agreement between First Hawaiian
                  Bank and Bishop Street Capital Management dated February 22,
                  2000 is incorporated herein by reference to Exhibit (d)(7) of
                  Post-Effective Amendment No. 14 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed May 1, 2000.

EX.99.D(8)        Consent to Assignment and Assumption of the Investment
                  Advisory Agreement between the Bishop Street Funds and First
                  Hawaiian Bank is incorporated herein by reference to Exhibit
                  (d)(8) of Post-Effective Amendment No. 14 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed May 1, 2000.

EX.99.D(9)        Consent to Assignment and Assumption of the Investment
                  Sub-Advisory Agreement between First Hawaiian Bank and
                  Wellington Management LLP is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 14 to the
                  Registrant's Registration Statement filed with the SEC on Form
                  N-1A (File No. 33-80514), as filed May 1, 2000.

EX-99.E(1)        Distribution Agreement between the Registrant and SEI
                  Financial Services Company dated January 27, 1995, is
                  incorporated herein by reference to Exhibit 6 of
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed February 29, 1996.

EX-99E(2)         Amended and Restated Distribution Agreement between the
                  Registrant and SEI Investments Distribution Co. dated June
                  10, 1999, is incorporated herein by reference to Exhibit
                  (e)2 of Post-Effective Amendment No. 13 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A
                  (File No. 33-80514), as filed June 11, 1999.

EX.99.G           Custodian Agreement between the Registrant and Chemical
                  Bank, N.A., is incorporated herein by reference to Exhibit
                  8 of Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A
                  (File No. 80514), as filed February 29, 1996.

EX-99.H(1)        Administration Agreement between the Registrant and SEI
                  Financial Management Corporation dated January 20, 1995, is incorporated herein by reference to Exhibit 9(a) of
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed February 29, 1996.

NAME              EXHIBIT
----              -------
EX-99.H(2)        Transfer Agent Agreement between the Registrant and
                  Supervised Service Company, Inc. dated January 30, 1995, is incorporated herein by reference to Exhibit 9(b) of
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-80514), as
                  filed February 29, 1996.

EX-99.H(3)        Consent to Assignment and Assumption of the Administration
                  Agreement between the Trust and SEI Financial Management
                  Corporation to SEI Fund Resources dated June 1, 1996, is
                  incorporated herein by reference to Exhibit 9(c) of
                  Post-Effective Amendment No. 5 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed April 30, 1997.

EX-99.H(4)        Amendment No. 1 to Consent to Assignment and Assumption
                  of the Administration Agreement between the Trust and SEI
                  Financial Management Corporation dated May 10, 2001 is filed herewith.

EX-99.I           Opinion and Consent of Counsel is filed herewith.

EX-99.J Consent of Independent Auditors (PricewaterhouseCoopers LLP) is filed herewith.

EX-99.M(1)        12b-1 Plan (Class B) dated January 27, 1995 as originally
                  filed with the Registrant's Pre-Effective Amendment No. 1 on
                  September 7, 1994, is incorporated herein by reference to
                  Exhibit 15 of Post-Effective Amendment No. 3 to the
                  Registrant's Registration Statement filed with the SEC on Form
                  N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.M(2)        12b-1 Plan (Class A) dated January 27, 1995, is incorporated herein by reference to Exhibit (m)2 of Post-Effective
                  Amendment No. 13 to the Registrant's Registration Statement
                  filed with the SEC on Form N-1A (File No. 33-80514), as filed
                  June 11, 1999.

EX-99.O(1)        Rule 18f-3 Plan (Class B) as originally filed with the
                  Registrant's Post-Effective Amendment No. 1 on July 31, 1995,
                  is incorporated herein by reference to Exhibit 18 of
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed February 29, 1996.

EX-99.O(2)        Rule 18f-3 Plan (Class A) dated May 13, 1999, is incorporated herein by reference to Exhibit (o)2 of Post-Effective
                  Amendment No. 13 to the Registrant's Registration Statement
                  filed with the SEC on Form N-1A (File No. 33-80514), as filed
                  June 11, 1999.

EX-99.O(3)        Rule 18f-3 Plan dated February 15, 2001, is filed herewith.

EX.99.P(1)        Code of Ethics for the Bishop Street Funds is incorporated herein by reference to Exhibit (p)(1) of Post-Effective
                  Amendment No. 14 to the Registrant's Registration Statement
                  filed with the SEC on Form N-1A (File No. 33-80514), as filed
                  May 1, 2000.
..
EX.99.P(2)        Code of Ethics for First Hawaiian Bank is incorporated
                  herein by reference to Exhibit (p)(2) of Post-Effective
                  Amendment No. 14 to the Registrant's Registration Statement
                  filed with the SEC on Form N-1A (File No. 33-80514), as
                  filed May 1, 2000.

NAME              EXHIBIT
----              -------

EX.99.P(3)        Code of Ethics for Wellington Management Company, LLP dated
                  March 1, 2000 is incorporated herein by reference to Exhibit
                  (p)4 of Post-Effective Amendment No. 26 of the Arbor Fund's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-50718), as filed March 16, 2000.

EX-99.Q           Power of Attorney for Martin Anderson, Charles E. Carlbom,
                  Philip H.   Ching, James L. Huffman, William S. Richardson,
                  Peter F. Sansevero, Manuel R. Sylvester and Joyce S.
                  Tsunoda are incorporated herein by reference to Exhibit (p)
                  of Post-Effective Amendment No. 12 to the Registrant's
                  Registration Statement on Form  N-1A (File No. 33-80514),
                  as filed April 30, 1999.